UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2015

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global High Income Fund

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES -NON-INVESTMENT GRADE - 62.1%
Industrial - 51.5%
Basic - 4.3%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/17 (a)	U.S.$	506	$521,180
AK Steel Corp.
8.75%, 12/01/18		868	911,400
Aleris International, Inc.
7.625%, 2/15/18		932	936,660
7.875%, 11/01/20		795	791,025
ArcelorMittal
7.25%, 3/01/41		1,863	1,881,630
7.50%, 10/15/39		2,343	2,425,005
Arch Coal, Inc.
7.00%, 6/15/19		693	204,435
7.25%, 6/15/21		1,156	336,685
Ardagh Finance Holdings SA
8.625%, 6/15/19 (a)(b)(c)		372	366,296
Ashland, Inc.
4.75%, 8/15/22		501	501,000
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)		656	695,360
Axiall Corp.
4.875%, 5/15/23		194	183,087
Cliffs Natural Resources, Inc.
4.875%, 4/01/21		257	138,138
6.25%, 10/01/40		1,508	784,160
Commercial Metals Co.
6.50%, 7/15/17		1,927	2,052,255
CONSOL Energy, Inc.
8.25%, 4/01/20		2,175	2,256,562
Eagle Spinco, Inc.
4.625%, 2/15/21		139	131,703
Emeco Pty Ltd.
9.875%, 3/15/19 (a)(c)		1,521	1,155,960
Hexion US Finance Corp.
6.625%, 4/15/20		900	882,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 2/01/18		239	212,710
Huntsman International LLC
8.625%, 3/15/21		2,060	2,209,350
INEOS Group Holdings SA
5.75%, 2/15/19 (a)	EUR	715	830,578
5.875%, 2/15/19 (a)	U.S.$	1,752	1,660,020
James River Coal Co.
7.875%, 4/01/19 (d)		251	628
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)		810	769,500
Lundin Mining Corp.
7.50%, 11/01/20 (a)		965	955,350
7.875%, 11/01/22 (a)		965	965,000
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)		3,966	2,736,540

	Principal Amount (000)		U.S. $ Value
Molycorp, Inc.
3.25%, 6/15/16 (e)	U.S.$	525	$241,500
10.00%, 6/01/20		1,031	572,205
Momentive Performance Materials, Inc.
3.88%, 10/24/21		1,772	1,501,770
8.875%, 10/15/20 (f)(g)		1,772	0
Novacap International SAS
5.086%, 5/01/19 (a)(h)	EUR	329	401,092
Novelis, Inc.
8.75%, 12/15/20 (c)	U.S.$	3,098	3,283,880
Peabody Energy Corp.
6.00%, 11/15/18		1,604	1,455,630
PQ Corp.
8.75%, 5/01/18 (a)		1,792	1,854,720
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		1,211	1,217,055
Ryerson, Inc./Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17		850	873,375
11.25%, 10/15/18		662	705,030
Smurfit Kappa Acquisitions
4.125%, 1/30/20 (a)	EUR	282	368,533
4.875%, 9/15/18 (a)	U.S.$	2,064	2,136,240
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		238	279,055
SPCM SA
6.00%, 1/15/22 (a)		400	416,000
Steel Dynamics, Inc.
6.125%, 8/15/19		225	236,250
6.375%, 8/15/22		1,266	1,341,960
7.625%, 3/15/20		1,200	1,251,000
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		399	327,180
9.75%, 12/01/17		964	1,002,560
TPC Group, Inc.
8.75%, 12/15/20 (a)		2,767	2,690,907
United States Steel Corp.
6.65%, 6/01/37		797	725,270
W.R. Grace & Co.-Conn
5.125%, 10/01/21 (a)		771	790,275
5.625%, 10/01/24 (a)		386	402,405

			51,568,109

Capital Goods - 5.1%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)		1,194	1,128,330
Apex Tool Group LLC
7.00%, 2/01/21 (a)		3,075	2,629,125
Ardagh Glass Finance PLC
8.75%, 2/01/20 (a)	EUR	860	1,071,925
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (a)		827	1,055,750

	Principal Amount (000)		U.S. $ Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (a)(c)	U.S.$	2,680	$2,559,400
Ashtead Capital, Inc.
5.625%, 10/01/24 (a)		456	467,400
Berry Plastics Corp.
5.50%, 5/15/22 (c)		1,381	1,401,715
9.75%, 1/15/21		1,384	1,539,700
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
6.00%, 6/15/17 (a)		593	578,175
Bombardier, Inc.
5.75%, 3/15/22 (a)		1,250	1,265,625
6.00%, 10/15/22 (a)(c)		1,300	1,313,000
6.125%, 1/15/23 (a)		305	311,100
7.45%, 5/01/34 (a)		920	938,400
7.75%, 3/15/20 (a)		1,266	1,373,610
EnPro Industries, Inc.
5.875%, 9/15/22 (a)		970	979,700
GenCorp, Inc.
7.125%, 3/15/21		603	631,522
HD Supply, Inc.
7.50%, 7/15/20		1,814	1,900,165
HeidelbergCement Finance Luxembourg SA
8.50%, 10/31/19 (a)	EUR	1,330	2,122,352
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21	U.S.$	632	682,560
KLX, Inc.
5.875%, 12/01/22 (a)		861	869,610
KraussMaffei Group GmbH
8.75%, 12/15/20 (a)	EUR	205	268,738
Lafarge SA
7.125%, 7/15/36	U.S.$	800	928,000
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		829	841,435
8.50%, 11/01/20		2,168	2,341,440
Masco Corp.
5.95%, 3/15/22		405	449,550
6.125%, 10/03/16		1,825	1,935,412
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (a)		794	809,880
Moog, Inc.
5.25%, 12/01/22 (a)		396	400,950
Nortek, Inc.
8.50%, 4/15/21		1,924	2,058,680
Nuverra Environmental Solutions, Inc.
9.875%, 4/15/18		318	190,800
Oshkosh Corp.
5.375%, 3/01/22		210	214,200
8.50%, 3/01/20		111	116,273
Plastipak Holdings, Inc.
6.50%, 10/01/21 (a)		846	841,770

	Principal Amount (000)		U.S. $ Value
Rexam PLC
6.75%, 6/29/67 (a)	EUR	2,020	$2,444,301
Rexel SA
5.25%, 6/15/20 (a)(c)	U.S.$	1,672	1,684,540
6.125%, 12/15/19 (a)		845	870,350
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.875%, 8/15/19		2,080	2,191,800
8.50%, 5/15/18		850	867,000
9.00%, 4/15/19		1,153	1,193,355
9.875%, 8/15/19		1,762	1,867,720
RSI Home Products, Inc.
6.875%, 3/01/18 (a)		1,239	1,294,755
Sealed Air Corp.
4.875%, 12/01/22 (a)		492	488,310
5.125%, 12/01/24 (a)		489	493,890
6.875%, 7/15/33 (a)		1,295	1,324,137
8.375%, 9/15/21 (a)		713	796,778
SRA International, Inc.
11.00%, 10/01/19		600	637,500
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		1,350	1,498,500
Terex Corp.
6.00%, 5/15/21		639	651,780
Textron Financial Corp.
6.00%, 2/15/67 (a)		575	517,500
TransDigm, Inc.
6.00%, 7/15/22		1,400	1,396,500
6.50%, 7/15/24		2,245	2,256,225
United Rentals North America, Inc. 8.375%, 9/15/20 (c)		2,587	2,774,557

			61,465,790

Communications - Media - 6.5%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	1,550	2,651,373
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.25%, 2/15/22 (a)	U.S.$	648	652,860
5.875%, 3/15/25 (a)		557	561,178
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24		1,360	1,373,600
6.50%, 4/30/21		195	204,750
7.375%, 6/01/20		720	763,200
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		2,946	2,857,620
6.375%, 9/15/20 (a)		851	880,785
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		555	564,713
Series A
7.625%, 3/15/20		300	311,250

	Principal Amount (000)		U.S. $ Value
Series B
6.50%, 11/15/22	U.S.$	1,560	$1,606,800
7.625%, 3/15/20 (c)		1,600	1,684,000
Crown Media Holdings, Inc.
10.50%, 7/15/19		2,256	2,453,400
CSC Holdings LLC
5.25%, 6/01/24 (a)		2,467	2,479,335
Cumulus Media Holdings, Inc.
7.75%, 5/01/19 (c)		929	938,290
Dex Media, Inc.
14.00%, (12.00% Cash or 14.00% PIK), 1/29/17 (b)		137	59,576
DISH DBS Corp.
5.875%, 11/15/24 (a)		2,493	2,505,465
Gannett Co., Inc.
4.875%, 9/15/21 (a)		284	281,870
5.50%, 9/15/24 (a)		332	332,830
6.375%, 10/15/23		1,871	1,983,260
Hughes Satellite Systems Corp.
7.625%, 6/15/21		2,323	2,555,300
iHeartCommunications, Inc.
6.875%, 6/15/18		2,299	2,092,090
9.00%, 12/15/19		625	615,625
10.00%, 1/15/18		1,884	1,615,530
14.00%, (12.00% Cash and 2.00% PIK), 2/01/21 (b)		1,162	946,622
Intelsat Jackson Holdings SA
5.50%, 8/01/23		2,670	2,653,713
LGE HoldCo VI BV
7.125%, 5/15/24 (a)	EUR	968	1,289,518
Liberty Interactive LLC
3.75%, 2/15/30 (e)	U.S.$	931	588,858
LIN Television Corp.
5.875%, 11/15/22 (a)		400	396,000
6.375%, 1/15/21		640	638,400
8.375%, 4/15/18		750	781,875
McClatchy Co. (The)
9.00%, 12/15/22		1,098	1,195,447
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		1,845	1,891,125
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		663	687,863
Numericable Group SA
5.625%, 5/15/24 (a)	EUR	386	483,427
Numericable-SFR
5.375%, 5/15/22 (a)		264	329,676
Radio One, Inc.
9.25%, 2/15/20 (i)	U.S.$	1,278	1,111,860
RR Donnelley & Sons Co.
7.25%, 5/15/18		1,268	1,401,140
Sinclair Television Group, Inc.
5.375%, 4/01/21		750	744,375
5.625%, 8/01/24 (a)		1,500	1,451,250
6.125%, 10/01/22 (c)		2,187	2,225,272

	Principal Amount (000)		U.S. $ Value
Sirius XM Radio, Inc.
5.875%, 10/01/20 (a)	U.S.$	1,329	$1,372,192
6.00%, 7/15/24 (a)		2,681	2,748,025
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (a)	EUR	2,200	2,821,837
Time, Inc.
5.75%, 4/15/22 (a)(c)	U.S.$	1,486	1,437,705
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (a)		3,634	3,870,210
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
6.25%, 1/15/29 (a)	EUR	496	681,210
7.50%, 3/15/19 (a)	U.S.$	487	511,350
7.50%, 3/15/19 (a)	EUR	537	682,891
Unitymedia KabelBW GmbH
6.125%, 1/15/25 (a)	U.S.$	1,758	1,815,135
Univision Communications, Inc.
5.125%, 5/15/23 (a)		585	590,850
6.75%, 9/15/22 (a)		1,561	1,670,270
8.50%, 5/15/21 (a)		1,815	1,932,975
UPC Holding BV
8.375%, 8/15/20 (a)	EUR	1,000	1,296,266
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)	U.S.$	772	810,600
UPCB Finance V Ltd.
7.25%, 11/15/21 (a)		480	525,000
UPCB Finance VI Ltd.
6.875%, 1/15/22 (a)		620	674,250
Virgin Media Finance PLC
4.875%, 2/15/22		642	592,245
5.25%, 2/15/22		900	848,250
6.00%, 10/15/24 (a)		1,177	1,231,436
6.375%, 4/15/23 (a)		650	680,875
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (a)	GBP	470	754,518
Wave Holdco LLC/Wave Holdco Corp.
8.25%, (8.25% Cash or 9.00% PIK), 7/15/19 (a)(b)	U.S.$	240	241,200

			78,630,411

Communications - Telecommunications - 3.7%
Altice SA
7.25%, 5/15/22 (a)	EUR	1,332	1,631,934
7.75%, 5/15/22 (a)(c)	U.S.$	2,847	2,852,338
CenturyLink, Inc.
Series U
7.65%, 3/15/42		275	273,625
Series W
6.75%, 12/01/23		437	478,515
Cincinnati Bell, Inc.
8.375%, 10/15/20		223	234,150

	Principal Amount (000)		U.S. $ Value
Columbus International, Inc.
7.375%, 3/30/21 (a)	U.S.$	2,342	$2,453,245
CommScope, Inc.
5.50%, 6/15/24 (a)		646	636,310
Crown Castle International Corp.
4.875%, 4/15/22		1,434	1,448,340
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18 (g)(j)	CAD	1,175	996,808
Frontier Communications Corp.
6.25%, 9/15/21	U.S.$	373	374,865
7.625%, 4/15/24		2,523	2,598,690
7.875%, 1/15/27		834	831,915
9.00%, 8/15/31		1,000	1,055,000
InterXion Holding NV
6.00%, 7/15/20 (a)	EUR	2,601	3,289,128
Level 3 Communications, Inc.
8.875%, 6/01/19	U.S.$	781	828,016
Level 3 Financing, Inc.
6.125%, 1/15/21		596	616,860
7.00%, 6/01/20		1,930	2,033,737
8.625%, 7/15/20		923	995,686
MetroPCS Wireless, Inc.
6.625%, 11/15/20		311	316,443
Mobile Challenger Intermediate Group SA
8.75%, 3/15/19 (a)(b)	CHF	450	456,432
8.75%, (8.75% Cash or 9.50% PIK), 3/15/19 (a)(b)	EUR	400	489,368
SBA Telecommunications, Inc.
5.75%, 7/15/20	U.S.$	626	637,143
Sprint Capital Corp.
6.875%, 11/15/28		155	136,400
8.75%, 3/15/32		375	362,813
Sprint Communications, Inc.
6.00%, 11/15/22		700	644,000
Sprint Corp.
7.125%, 6/15/24		520	483,600
7.25%, 9/15/21		833	825,711
7.875%, 9/15/23		1,320	1,303,104
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	1,400	1,761,833
T-Mobile USA, Inc.
6.00%, 3/01/23	U.S.$	743	744,857
6.375%, 3/01/25		655	665,480
6.542%, 4/28/20		183	188,948
6.731%, 4/28/22		128	131,840
6.836%, 4/28/23		774	799,155
Telecom Italia SpA
5.303%, 5/30/24 (a)		1,002	1,014,525
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		1,084	1,154,460
Wind Acquisition Finance SA
4.00%, 7/15/20 (a)	EUR	485	575,694
4.75%, 7/15/20 (a)	U.S.$	1,029	962,115
7.375%, 4/23/21(a)		1,812	1,710,166

	Principal Amount (000)		U.S. $ Value
Windstream Corp.
6.375%, 8/01/23	U.S.$	840	$785,400
7.50%, 4/01/23		149	148,255
7.75%, 10/01/21		1,715	1,749,300
8.125%, 9/01/18		610	632,875
Ymobile Corp.
8.25%, 4/01/18 (a)		1,626	1,703,235

			44,012,314

Consumer Cyclical - Automotive - 1.6%
Affinia Group, Inc.
7.75%, 5/01/21		1,672	1,722,160
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		1,836	1,920,915
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		1,084	1,119,230
Dana Holding Corp.
6.00%, 9/15/23		833	870,485
6.75%, 2/15/21		326	344,745
Exide Technologies
8.625%, 2/01/18 (d)(g)		2,574	125,483
Gates Global LLC/Gates Global Co.
5.75%, 7/15/22 (a)	EUR	125	139,534
6.00%, 7/15/22 (a)(c)	U.S.$	2,467	2,362,646
Gestamp Funding Luxembourg SA
5.875%, 5/31/20 (a)	EUR	244	312,524
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (a)		470	598,667
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28	U.S.$	400	414,000
8.75%, 8/15/20		343	397,023
Meritor, Inc.
6.25%, 2/15/24		446	452,690
6.75%, 6/15/21		925	966,625
Navistar International Corp.
8.25%, 11/01/21		1,481	1,460,636
Rhino Bondco S.P.A
7.25%, 11/15/20 (a)	EUR	506	626,797
Schaeffler Holding Finance BV
6.75%, 11/15/22 (a)(b)	U.S.$	1,019	1,064,855
6.875%, 8/15/18 (a)(b)	EUR	711	894,759
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (a)		1,091	1,389,419
Tenneco, Inc.
5.375%, 12/15/24	U.S.$	403	413,075
Titan International, Inc.
6.875%, 10/01/20		1,926	1,694,880

			19,291,148

Consumer Cyclical - Entertainment - 0.7%
Activision Blizzard, Inc.
5.625%, 9/15/21 (a)		636	667,800
AMC Entertainment, Inc.
9.75%, 12/01/20		780	848,250

	Principal Amount (000)		U.S. $ Value
Carlson Travel Holdings, Inc.
7.50%, (7.50% Cash or 8.25% PIK),
8/15/19 (a)(b)	U.S.$	587	$591,402
Carlson Wagonlit BV
6.875%, 6/15/19 (a)		1,026	1,072,170
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, 6/01/24 (a)		582	579,090
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		740	780,700
Pinnacle Entertainment, Inc.
7.50%, 4/15/21		1,345	1,402,149
8.75%, 5/15/20		271	285,228
Regal Entertainment Group
5.75%, 6/15/23-2/01/25		1,624	1,510,040

			7,736,829

Consumer Cyclical - Other - 3.6%
Beazer Homes USA, Inc.
7.50%, 9/15/21		761	764,805
Boyd Gaming Corp.
9.00%, 7/01/20		1,970	2,019,250
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		700	108,500
11.25%, 6/01/17		435	318,855
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20 (a)		1,260	1,234,800
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22 (a)		2,035	1,790,800
Choice Hotels International, Inc.
5.75%, 7/01/22		154	165,165
GTECH SpA
8.25%, 3/31/66 (a)	EUR	3,304	4,316,846
Isle of Capri Casinos, Inc.
7.75%, 3/15/19	U.S.$	1,335	1,381,725
8.875%, 6/15/20 (c)		1,277	1,328,080
K. Hovnanian Enterprises, Inc.
7.25%, 10/15/20 (a)		1,200	1,242,000
KB Home
4.75%, 5/15/19		1,121	1,104,185
7.00%, 12/15/21		200	210,375
7.50%, 9/15/22		223	236,380
9.10%, 9/15/17		700	784,000
Lennar Corp. Series B
6.50%, 4/15/16		2,600	2,736,500
M/I Homes, Inc.
8.625%, 11/15/18		2,360	2,454,400
Marina District Finance Co., Inc.
9.875%, 8/15/18		1,980	2,074,050
MCE Finance Ltd.
5.00%, 2/15/21 (a)		2,150	2,021,000

	Principal Amount (000)		U.S. $ Value
MGM Resorts International
6.625%, 7/15/15	U.S.$	1,480	$1,505,900
New Cotai LLC/New Cotai Capital Corp.
10.625%, 5/01/19 (a)(b)		1,508	1,590,798
PulteGroup, Inc.
7.875%, 6/15/32		1,400	1,592,500
Ryland Group, Inc. (The)
6.625%, 5/01/20		1,800	1,908,000
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (a)	EUR	368	449,751
Scientific Games International, Inc.
7.00%, 1/01/22 (a)	U.S.$	1,100	1,113,750
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		1,619	1,699,950
Standard Pacific Corp.
8.375%, 5/15/18		500	565,000
10.75%, 9/15/16		528	597,960
Studio City Finance Ltd.
8.50%, 12/01/20 (a)		1,630	1,712,315
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (a)		680	656,200
7.75%, 4/15/20 (a)		841	891,460
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		2,545	2,711,010

			43,286,310

Consumer Cyclical - Restaurants - 0.4%
1011778 BC. ULC/New Red Finance, Inc.
6.00%, 4/01/22 (a)		1,991	2,040,775
Twinkle Pizza Holdings PLC
8.625%, 8/01/22 (a)	GBP	198	313,328
Twinkle Pizza PLC
6.625%, 8/01/21 (a)		1,392	2,211,466

			4,565,569

Consumer Cyclical - Retailers - 2.2%
Brighthouse Group PLC
7.875%, 5/15/18 (a)(c)		400	598,502
7.875%, 5/15/18 (a)		1,303	1,949,622
Cash America International, Inc.
5.75%, 5/15/18 (c)	U.S.$	1,651	1,708,785
Chinos Intermediate Holdings A, Inc.
7.75%, (7.75% Cash or 8.50% PIK), 5/01/19 (a)(b)(c)		2,352	2,081,520
Group 1 Automotive, Inc.
5.00%, 6/01/22 (a)		372	363,630
JC Penney Corp., Inc.
6.375%, 10/15/36		421	273,650
7.40%, 4/01/37		600	414,000
L Brands, Inc.
6.90%, 7/15/17		893	982,300

	Principal Amount (000)		U.S. $ Value
6.95%, 3/01/33	U.S.$	500	$522,500
7.60%, 7/15/37		1,000	1,095,000
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22 (a)(c)		3,275	3,365,062
Murphy Oil USA, Inc.
6.00%, 8/15/23		716	748,220
Neiman Marcus Group Ltd. LLC
8.75%, (8.75% Cash or 9.50% PIK),
10/15/21 (a)(b)		2,502	2,652,120
New Look Bondco I PLC
8.375%, 5/14/18 (a)(c)		2,480	2,566,800
Rite Aid Corp.
8.00%, 8/15/20		1,325	1,416,094
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		1,779	1,863,502
Serta Simmons Holdings LLC
8.125%, 10/01/20 (a)		1,499	1,592,688
Sonic Automotive, Inc.
5.00%, 5/15/23		2,015	1,954,550
Wolverine World Wide, Inc.
6.125%, 10/15/20		501	526,050

			26,674,595

Consumer Non - Cyclical - 7.1%
Alere, Inc.
7.25%, 7/01/18		765	795,600
8.625%, 10/01/18		2,190	2,266,650
Amsurg Corp.
5.625%, 7/15/22 (a)		728	746,200
Anna Merger Sub, Inc.
7.75%, 10/01/22 (a)		650	658,125
Big Heart Pet Brands
7.625%, 2/15/19		440	432,300
Biomet, Inc.
6.50%, 8/01/20-10/01/20		999	1,059,480
Boparan Finance PLC
5.25%, 7/15/19 (a)	GBP	588	788,153
5.50%, 7/15/21 (a)		775	1,008,609
Capsugel SA
7.00%, (7.00% Cash or 7.75% PIK),
5/15/19 (a)(b)	U.S.$	3,018	3,048,180
Care UK Health & Social Care PLC
5.56%, 7/15/19 (a)(h)	GBP	395	570,705
8.06%, 1/15/20 (a)(h)		400	528,210
Cerba European Lab SAS
7.00%, 2/01/20 (a)	EUR	959	1,238,767
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	2,744	2,906,925
7.125%, 7/15/20		2,647	2,822,364
Elior Finance & Co. SCA
6.50%, 5/01/20 (a)	EUR	176	230,988
Endo Finance LLC
5.75%, 1/15/22 (a)	U.S.$	126	126,000

	Principal Amount (000)		U.S. $ Value
Endo Finance LLC & Endo Finco, Inc.
7.00%, 7/15/19 (a)	U.S.$	875	$913,281
7.25%, 1/15/22 (a)		635	679,450
Envision Healthcare Corp.
5.125%, 7/01/22 (a)		1,387	1,376,597
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		3,247	2,971,005
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	133	202,008
Grifols Worldwide Operations Ltd.
5.25%, 4/01/22 (a)	U.S.$	545	557,372
HCA, Inc.
4.25%, 10/15/19		1,475	1,497,125
6.50%, 2/15/16		290	302,688
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	1,401	1,792,758
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19	U.S.$	4,262	4,475,100
IDH Finance PLC
6.00%, 12/01/18 (a)	GBP	355	553,026
Iglo Foods Bondco PLC
4.582%, 6/15/20 (a)(h)	EUR	576	672,943
Jaguar Holding Co. I
9.375%, (9.375% Cash or 10.125% PIK), 10/15/17 (a)(b)	U.S.$	2,268	2,317,896
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		1,699	1,822,177
Kindred Escrow Corp. II
8.00%, 1/15/20 (a)		1,280	1,360,000
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		1,500	1,631,250
Labco SA
8.50%, 1/15/18 (a)	EUR	900	1,132,607
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 8/01/22 (a)	U.S.$	1,181	1,213,477
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (a)		653	667,692
New Albertsons, Inc.
7.45%, 8/01/29		2,125	1,901,875
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		2,307	2,410,815
Party City Holdings, Inc.
8.875%, 8/01/20 (c)		2,023	2,159,552
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.75%, 8/15/19		570	572,850
Pinnacle Merger Sub, Inc.
9.50%, 10/01/23 (a)		1,545	1,668,600
Post Holdings, Inc.
7.375%, 2/15/22		1,107	1,107,000
Priory Group No. 3 PLC
7.00%, 2/15/18 (a)	GBP	612	988,721

	Principal Amount (000)		U.S. $ Value
R&R Ice Cream PLC
8.25%, 5/15/20 (a)	AUD	720	$576,775
R&R PIK PLC
9.25%, 5/15/18 (a)(b)	EUR	1,668	2,029,182
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	U.S.$	533	564,980
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (a)		616	628,320
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		814	828,245
5.875%, 8/01/21(a)		1,318	1,344,360
6.625%, 8/15/22		346	361,570
Spectrum Brands, Inc.
6.125%, 12/15/24 (a)		437	443,555
6.375%, 11/15/20		338	352,365
6.625%, 11/15/22		560	592,200
6.75%, 3/15/20		1,150	1,201,750
Stretford 79 PLC
4.81%, 7/15/20 (a)(h)	GBP	221	270,394
6.25%, 7/15/21 (a)(c)		1,419	1,736,148
Sun Products Corp. (The)
7.75%, 3/15/21 (a)	U.S.$	1,245	1,052,025
TeamSystem Holding SpA
7.375%, 5/15/20 (a)	EUR	1,330	1,678,779
Tenet Healthcare Corp.
6.25%, 11/01/18	U.S.$	313	339,605
6.875%, 11/15/31		2,972	2,793,680
8.125%, 4/01/22		2,207	2,466,322
United Surgical Partners International, Inc.
9.00%, 4/01/20		1,119	1,201,526
Valeant Pharmaceuticals International
6.375%, 10/15/20 (a)(c)		1,325	1,384,625
7.00%, 10/01/20 (a)		3,000	3,165,000
7.25%, 7/15/22 (a)		635	677,069
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21 (a)		490	529,200
Visant Corp.
10.00%, 10/01/17		1,385	1,201,487
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	1,200	1,906,324

			85,500,607

Energy - 7.2%
Antero Resources Corp.
5.125%, 12/01/22 (a)	U.S.$	457	430,723
Antero Resources Finance Corp.
5.375%, 11/01/21		2,000	1,935,000
Basic Energy Services, Inc.
7.75%, 2/15/19		1,200	924,000
Berry Petroleum Co. LLC
6.375%, 9/15/22		2,680	2,036,800

	Principal Amount (000)		U.S. $ Value
Bonanza Creek Energy, Inc.
5.75%, 2/01/23	U.S.$	1,408	$1,112,320
6.75%, 4/15/21		545	479,600
Bristow Group, Inc.
6.25%, 10/15/22		729	725,355
California Resources Corp.
6.00%, 11/15/24 (a)		2,064	1,744,080
Canbriam Energy, Inc.
9.75%, 11/15/19 (a)		871	818,740
Chaparral Energy, Inc.
7.625%, 11/15/22		2,278	1,492,090
CHC Helicopter SA
9.25%, 10/15/20		1,551	1,508,056
9.375%, 6/01/21		553	517,195
Cimarex Energy Co.
5.875%, 5/01/22		1,590	1,653,600
Denbury Resources, Inc.
4.625%, 7/15/23		1,705	1,479,087
5.50%, 5/01/22		184	168,360
Diamondback Energy, Inc.
7.625%, 10/01/21		609	594,536
Energy Transfer Equity LP
5.875%, 1/15/24		1,420	1,441,300
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		1,100	654,500
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		971	985,565
Era Group, Inc.
7.75%, 12/15/22		950	978,500
EXCO Resources, Inc.
8.50%, 4/15/22		2,855	2,091,287
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22 (a)		3,026	2,935,220
Golden Energy Offshore Services AS
8.90%, 5/28/17 (h)(i)	NOK	4,450	561,251
Halcon Resources Corp.
8.875%, 5/15/21	U.S.$	872	656,180
9.75%, 7/15/20		1,319	989,250
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20 (a)		377	358,150
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20		1,317	1,303,830
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		1,570	1,389,450
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 4/01/22 (a)		2,696	2,048,960
Jupiter Resources, Inc.
8.50%, 10/01/22 (a)		3,757	2,827,142
Key Energy Services, Inc.
6.75%, 3/01/21 (c)		1,717	1,064,540
Laredo Petroleum, Inc.
7.375%, 5/01/22		1,099	1,027,565

	Principal Amount (000)		U.S. $ Value
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/01/21 (a)(c)	U.S.$	820	$668,300
6.625%, 12/01/21		380	309,700
8.00%, 12/01/20		711	590,130
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19		766	647,270
6.50%, 9/15/21		124	100,440
8.625%, 4/15/20		1,600	1,392,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		1,308	1,347,240
Memorial Resource Development Corp.
5.875%, 7/01/22 (a)		2,634	2,383,770
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (a)		844	683,640
Northern Oil and Gas, Inc.
8.00%, 6/01/20		819	620,393
Oasis Petroleum, Inc.
6.875%, 3/15/22 (c)		1,169	1,063,790
Offshore Group Investment Ltd.
7.125%, 4/01/23		1,283	910,930
7.50%, 11/01/19		2,176	1,621,120
Pacific Drilling SA
5.375%, 6/01/20 (a)		4,733	3,857,395
Paragon Offshore PLC
6.75%, 7/15/22 (a)		933	569,130
7.25%, 8/15/24 (a)		3,719	2,231,400
PDC Energy, Inc.
7.75%, 10/15/22		1,032	980,400
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)		1,429	1,193,215
PHI, Inc.
5.25%, 3/15/19		1,567	1,331,950
Precision Drilling Corp.
6.50%, 12/15/21		738	625,455
QEP Resources, Inc.
5.25%, 5/01/23		909	849,915
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		2,106	1,932,255
5.00%, 10/01/22		557	526,365
5.50%, 4/15/23		1,373	1,324,945
Resolute Energy Corp.
8.50%, 5/01/20		1,246	627,672
Rosetta Resources, Inc.
5.875%, 6/01/24		2,489	2,215,210
Sabine Pass Liquefaction LLC
5.75%, 5/15/24		1,528	1,499,350
6.25%, 3/15/22		675	685,125
Sabine Pass LNG LP
6.50%, 11/01/20		757	764,570
Sanchez Energy Corp.
6.125%, 1/15/23 (a)		1,020	856,800
7.75%, 6/15/21		2,435	2,264,550
Seitel, Inc.
9.50%, 4/15/19 (c)		905	751,150

	Principal Amount (000)		U.S. $ Value
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)	U.S.$	2,400	$2,304,000
Southern Star Central Corp.
5.125%, 7/15/22 (a)		1,200	1,206,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21		960	981,600
Tervita Corp.
8.00%, 11/15/18 (a)		2,166	1,851,930
9.75%, 11/01/19 (a)		1,039	592,230
10.875%, 2/15/18 (a)(c)		591	360,510
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (a)		3,752	2,476,320
Whiting Petroleum Corp.
5.75%, 3/15/21		495	459,113

			86,589,510

Other Industrial - 2.1%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		1,835	1,770,775
9.00%, 10/15/18 (a)(c)	EUR	633	779,764
10.75%, 10/15/19 (a)	U.S.$	1,405	1,208,300
B456 Systems, Inc.
3.75%, 4/15/16 (e)(f)(k)		955	57,300
Belden, Inc.
5.25%, 7/15/24 (a)		793	761,280
Briggs & Stratton Corp.
6.875%, 12/15/20		398	427,850
General Cable Corp.
4.50%, 11/15/29 (e)(l)		1,158	835,931
Interline Brands, Inc.
10.00%, (10.00% Cash or 0.75% PIK), 11/15/18 (b)		1,296	1,354,320
Laureate Education, Inc.
9.75%, 9/01/19 (a)(c)		4,233	4,359,990
Liberty Tire Recycling LLC
11.00%, 10/01/16 (a)		2,028	1,688,310
Modular Space Corp.
10.25%, 1/31/19 (a)		2,749	2,377,885
NANA Development Corp.
9.50%, 3/15/19 (a)		835	751,500
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		1,358	1,256,150
13.00%, (8.75% Cash or 9.50% PIK),
3/15/18 (b)		1,250	1,318,580
Novafives SAS
4.082%, 6/30/20 (a)(h)	EUR	204	243,024
4.50%, 6/30/21 (a)		716	847,119
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	U.S.$	2,063	1,959,850
Trionista Holdco GmbH
5.00%, 4/30/20 (a)	EUR	473	592,123

	Principal Amount (000)		U.S. $ Value
Trionista TopCo GmbH
6.875%, 4/30/21 (a)	U.S.$	466	$594,897
Xella Holdco Finance SA
9.125%, (9.125% Cash or 9.875% PIK), 9/15/18 (a)(b)(c)		860	1,061,456
Zachry Holdings, Inc.
7.50%, 2/01/20 (a)		1,250	1,256,250

			25,502,654

Services - 1.1%
ADT Corp. (The)
4.125%, 4/15/19 (c)		1,544	1,528,560
6.25%, 10/15/21 (c)		477	490,117
Cerved Group SpA
6.375%, 1/15/20 (a)	EUR	272	348,882
8.00%, 1/15/21 (a)		555	724,297
Geo Debt Finance SCA
7.50%, 8/01/18 (a)(c)		416	422,840
IHS, Inc.
5.00%, 11/01/22 (a)	U.S.$	687	680,130
Mobile Mini, Inc.
7.875%, 12/01/20		1,175	1,222,000
Monitronics International, Inc.
9.125%, 4/01/20		850	802,719
Sabre GLBL, Inc.
8.50%, 5/15/19 (a)		1,542	1,649,940
Sabre Holdings Corp.
8.35%, 3/15/16 (m)		906	973,950
Service Corp. International/US
6.75%, 4/01/16 (h)		1,485	1,548,112
7.50%, 4/01/27		1,500	1,687,500
ServiceMaster Co. LLC (The)
7.00%, 8/15/20		747	773,145
8.00%, 2/15/20		551	579,927

			13,432,119

Technology - 4.6%
Alcatel-Lucent USA, Inc.
8.875%, 1/01/20 (a)		601	653,588
Amkor Technology, Inc.
6.375%, 10/01/22		2,681	2,587,165
Aspect Software, Inc.
10.625%, 5/15/17		2,126	2,009,070
Audatex North America, Inc.
6.00%, 6/15/21 (a)		689	709,670
6.125%, 11/01/23 (a)		1,172	1,210,090
Avaya, Inc.
7.00%, 4/01/19 (a)		904	881,400
10.50%, 3/01/21 (a)		3,329	2,829,650
Blackboard, Inc.
7.75%, 11/15/19 (a)		864	866,160
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		3,894	3,660,360

	Principal Amount (000)		U.S. $ Value
Brightstar Corp.
9.50%, 12/01/16 (a)	U.S.$	1,833	$1,922,359
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24		816	817,020
6.00%, 8/15/22		876	904,470
8.50%, 4/01/19		932	982,095
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		1,165	1,274,405
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (a)		411	353,460
CoreLogic, Inc./United States
7.25%, 6/01/21		260	273,000
CPI International, Inc.
8.75%, 2/15/18		1,768	1,829,880
DCP LLC/DCP Corp.
10.75%, 8/15/15 (a)		966	969,091
Eagle Midco, Inc.
9.00%, 6/15/18 (a)		1,919	1,962,177
Epicor Software Corp.
8.625%, 5/01/19		1,804	1,894,200
First Data Corp.
6.75%, 11/01/20 (a)		273	292,793
11.75%, 8/15/21		1,601	1,837,147
12.625%, 1/15/21(c)		2,250	2,671,875
Freescale Semiconductor, Inc.
5.00%, 5/15/21 (a)		747	747,000
6.00%, 1/15/22 (a)		1,226	1,281,170
Goodman Networks, Inc.
12.125%, 7/01/18		2,020	2,085,650
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, (7.125% Cash or 7.875% PIK), 5/01/21 (a)(b)(c)		1,126	1,103,480
Infor US, Inc.
9.375%, 4/01/19		2,190	2,343,300
10.00%, 4/01/19	EUR	793	1,041,133
Micron Technology, Inc.
5.50%, 2/01/25 (a)	U.S.$	1,790	1,807,900
MMI International Ltd.
8.00%, 3/01/17 (a)		1,331	1,327,673
MSCI, Inc.
5.25%, 11/15/24 (a)		554	573,390
Numericable-SFR
6.00%, 5/15/22 (a)(c)		1,610	1,618,855
6.25%, 5/15/24 (a)		658	662,935
NXP BV/NXP Funding LLC
5.75%, 2/15/21-3/15/23 (a)		1,592	1,673,910
Sensata Technologies BV
6.50%, 5/15/19 (a)		2,000	2,075,000
SITEL LLC/Sitel Finance Corp.
11.00%, 8/01/17 (a)		1,000	995,000
Sophia LP/Sophia Finance, Inc.
9.75%, 1/15/19 (a)		490	523,075

	Principal Amount (000)		U.S. $ Value
SunGard Data Systems, Inc.
7.625%, 11/15/20	U.S.$	1,600	$1,696,000
Syniverse Holdings, Inc.
9.125%, 1/15/19		813	849,585

			55,796,181

Transportation - Airlines - 0.4%
Air Canada
6.75%, 10/01/19 (a)		1,300	1,352,000
8.75%, 4/01/20 (a)		1,654	1,774,577
Northwest Airlines Pass-Through Trust
Series 2000-1, Class G
7.15%, 10/01/19 (m)		533	566,066
UAL Pass-Through Trust
Series 2007-1, Class A
6.636%, 7/02/22		1,378	1,477,833

			5,170,476

Transportation - Services - 0.9%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 4/01/23 (a)		525	535,500
Avis Budget Finance PLC
6.00%, 3/01/21 (a)	EUR	530	673,072
CEVA Group PLC
9.00%, 9/01/21 (a)	U.S.$	883	830,020
EC Finance PLC
5.125%, 7/15/21 (a)	EUR	836	1,044,479
Europcar Groupe SA
11.50%, 5/15/17 (a)		775	1,050,323
Hapag-Lloyd AG
9.75%, 10/15/17 (a)	U.S.$	1,250	1,268,750
Hertz Corp. (The)
5.875%, 10/15/20		1,055	1,062,913
6.75%, 4/15/19		2,187	2,252,610
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (a)		1,147	1,152,735
Overseas Shipholding Group, Inc.
8.125%, 3/30/18		1,200	1,173,000

			11,043,402

			620,266,024

Financial Institutions - 7.9%
Banking - 3.7%
ABN AMRO Bank NV
4.31%, 3/10/16 (n)	EUR	2,295	2,811,759
Ally Financial, Inc.
8.00%, 11/01/31 (c)	U.S.$	1,151	1,464,647
Bank of America Corp.
Series U
5.20%, 6/01/23 (n)		3,413	3,152,759

	Principal Amount (000)		U.S. $ Value
Series X
6.25%, 9/05/24 (n)	U.S.$	98	$96,867
Series Z
6.50%, 10/23/24		1,000	1,017,900
Bank of Ireland
2.08%, 9/22/15 (h)(k)	CAD	1,645	1,373,429
10.00%, 7/30/16 (a)	EUR	349	455,453
10.00%, 2/12/20		1,130	1,703,443
Barclays Bank PLC
6.86%, 6/15/32 (a)(n)	U.S.$	166	184,260
7.625%, 11/21/22		1,479	1,617,176
7.70%, 4/25/18 (a)(n)		974	1,051,624
7.75%, 4/10/23		1,437	1,566,330
Barclays PLC
8.00%, 12/15/20 (n)	EUR	263	331,318
BBVA International Preferred SAU
3.798%, 9/22/15 (n)		609	727,709
4.952%, 9/20/16 (a)(n)		1,650	2,023,536
Series F
6.255%, 1/21/15 (n)	GBP	550	859,750
Citigroup, Inc.
5.95%, 1/30/23 (n)	U.S.$	588	579,180
Commerzbank AG
8.125%, 9/19/23 (a)		1,052	1,209,642
Credit Agricole SA
7.589%, 1/30/20 (n)	GBP	1,000	1,722,202
7.875%, 1/23/24 (a)(c)(n)	U.S.$	549	557,235
Credit Suisse Group AG
7.50%, 12/11/23 (a)(n)		1,392	1,440,720
Danske Bank A/S
5.684%, 2/15/17 (n)	GBP	720	1,150,247
HBOS Capital Funding LP
4.939%, 5/23/16 (n)	EUR	418	505,295
HT1 Funding GmbH
6.352%, 6/30/17 (n)		1,550	1,894,333
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(n)	U.S.$	1,860	1,980,900
Lloyds Banking Group PLC
6.413%, 10/01/35 (a)(n)		235	250,275
6.657%, 5/21/37 (a)(n)		98	104,615
7.50%, 6/27/24 (n)		2,950	3,001,625
Macquarie Capital Funding LP/Jersey
6.177%, 4/15/20 (n)	GBP	1,300	1,983,411
Novo Banco SA
2.625%, 5/08/17 (a)	EUR	500	562,895
3.875%, 1/21/15		350	421,823
RBS Capital Trust C
4.243%, 1/12/16 (n)		1,250	1,497,437
SNS Bank NV
11.25%, 12/31/49 (f)(k)(o)		620	0
Societe Generale SA
7.875%, 12/18/23 (a)(n)	U.S.$	1,308	1,275,300

	Principal Amount (000)		U.S. $ Value
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,293	$1,589,628
Zions Bancorporation
5.65%, 11/15/23	U.S.$	508	528,390
5.80%, 6/15/23 (n)		1,800	1,699,200

			44,392,313

Brokerage - 0.4%
E*TRADE Financial Corp.
5.375%, 11/15/22		810	828,225
6.375%, 11/15/19		1,685	1,786,100
GFI Group, Inc.
10.375%, 7/19/18		1,300	1,501,500
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (f)		1,690	251,387

			4,367,212

Finance - 1.6%
Artsonig Pty Ltd.
11.50%, (11.50% Cash or 12.00% PIK), 4/01/19 (a)(b)		1,029	905,259
Creditcorp
12.00%, 7/15/18 (a)(c)		1,300	1,261,000
Enova International, Inc.
9.75%, 6/01/21 (a)		1,883	1,854,755
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)		2,000	1,920,000
International Lease Finance Corp.
8.25%, 12/15/20		2,170	2,614,850
8.75%, 3/15/17		282	312,315
8.875%, 9/01/17		280	315,700
Milestone Aviation Group Ltd. (The)
8.625%, 12/15/17 (a)		831	897,480
Navient Corp.
5.50%, 1/15/19		2,496	2,552,160
5.625%, 8/01/33		910	687,050
7.25%, 1/25/22		377	409,045
8.00%, 3/25/20		233	258,047
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)		759	781,770
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.375%, 2/15/18 (a)		996	1,035,840
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		3,646	3,062,640

			18,867,911

Insurance - 1.0%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20 (a)		1,819	1,855,380

	Principal Amount (000)		U.S. $ Value
American Equity Investment Life Holding Co.
6.625%, 7/15/21	U.S.$	1,946	$2,062,760
Genworth Holdings, Inc.
6.15%, 11/15/66		750	461,250
7.625%, 9/24/21		1,216	1,188,995
Hartford Financial Services Group, Inc. (The)
8.125%, 6/15/38		631	722,389
Hockey Merger Sub 2, Inc.
7.875%, 10/01/21 (a)		1,300	1,293,500
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		1,250	1,462,500
USI, Inc./NY
7.75%, 1/15/21 (a)		2,421	2,360,475
WellCare Health Plans, Inc.
5.75%, 11/15/20		1,256	1,296,820

			12,704,069

Other Finance - 1.1%
ACE Cash Express, Inc.
11.00%, 2/01/19 (a)		850	599,250
CNG Holdings, Inc./OH
9.375%, 5/15/20 (a)		2,615	1,725,900
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		1,300	1,270,750
Gardner Denver, Inc.
6.875%, 8/15/21 (a)(c)		796	764,160
Harbinger Group, Inc.
7.75%, 1/15/22		645	651,450
7.875%, 7/15/19		974	1,037,310
iPayment Holdings, Inc.
9.50%, 12/15/19		2,259	2,258,920
iPayment, Inc.
10.25%, 5/15/18		180	450,324
Lock AS
7.00%, 8/15/21 (a)	EUR	823	1,029,233
Lock Lower Holding AS
9.50%, 8/15/22 (a)		500	618,638
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a)(c)	U.S.$	1,166	1,142,680
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		1,760	1,733,600

			13,282,215

REITS - 0.1%
Felcor Lodging LP
5.625%, 3/01/23		1,802	1,783,980

			95,397,700

Utility - 2.5%
Electric - 2.5%
AES Corp./VA
4.875%, 5/15/23		1,840	1,826,200

	Principal Amount (000)		U.S. $ Value
7.375%, 7/01/21	U.S.$	1,280	$1,446,400
Calpine Corp.
5.75%, 1/15/25		2,000	2,025,000
5.875%, 1/15/24 (a)		898	956,370
6.00%, 1/15/22 (a)		1,261	1,339,813
7.875%, 1/15/23 (a)		460	507,150
DPL, Inc.
6.75%, 10/01/19 (a)		465	469,650
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
7.375%, 11/01/22 (a)		2,555	2,599,712
7.625%, 11/01/24 (a)		1,690	1,723,800
EDP Finance BV
4.90%, 10/01/19 (a)		148	154,041
5.875%, 2/01/16 (a)	EUR	731	929,915
6.00%, 2/02/18(a)	U.S.$	2,055	2,224,044
FirstEnergy Corp. Series C
7.375%, 11/15/31		857	1,037,284
GenOn Energy, Inc.
9.50%, 10/15/18 (c)		1,450	1,442,750
9.875%, 10/15/20		1,200	1,182,000
NRG Energy, Inc.
6.25%, 5/01/24 (a)		615	625,763
6.25%, 7/15/22		319	326,178
6.625%, 3/15/23		2,133	2,218,320
NRG Yield Operating LLC
5.375%, 8/15/24 (a)		843	855,645
PPL Capital Funding, Inc. Series A
6.70%, 3/30/67		2,405	2,398,987
PPL Energy Supply LLC
4.60%, 12/15/21		1,150	1,043,527
RJS Power Holdings LLC
5.125%, 7/15/19 (a)		1,714	1,692,575
Techem GmbH
6.125%, 10/01/19 (a)	EUR	520	670,126
Texas Competitive/TCEH
4.646%, 10/01/20 (j)	U.S.$	626	442,895

			30,138,145

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
CITGO Petroleum Corp.
6.25%, 8/15/22 (a)		1,678	1,703,170

Total Corporates - Non-Investment Grade (cost $764,018,697)			747,505,039

GOVERNMENTS - TREASURIES - 16.4%
Brazil - 1.3%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/17	BRL	44,075	15,785,415

	Principal Amount (000)		U.S. $ Value
Colombia - 0.0%
Republic of Columbia
12.00%, 10/22/15	COP	1,015,000	$449,318

Indonesia - 0.4%
Indonesia Treasury Bond - Recap Linked Note (JPMC)
10.00%, 7/18/17	IDR	47,971,000	4,086,347

Philippines - 0.3%
Philippine Government International Bond
6.25%, 1/14/36 (k)	PHP	143,000	3,593,182

Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
3.85%, 4/15/21 (a)	EUR	1,087	1,458,279

South Africa - 0.5%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	10,750	952,175
Series R207
7.25%, 1/15/20		60,872	5,205,911
Series R208
6.75%, 3/31/21		490	40,546

			6,198,632

United States - 13.8%
U.S. Treasury Bonds
2.75%, 11/15/42 (c)	U.S.$	4,000	3,995,936
3.125%, 2/15/42		4,000	4,305,936
3.50%, 2/15/39		2,000	2,297,032
4.50%, 2/15/36 (p)(q)		2,400	3,201,187
5.00%, 5/15/37		3,500	4,992,421
5.25%, 2/15/29 (p)		5,750	7,730,156
6.125%, 11/15/27 (p)		2,200	3,129,500
U.S. Treasury Notes
1.50%, 10/31/19 (c)		68,500	68,082,561
1.625%, 8/31/19 (c)		68,500	68,574,939

			166,309,668

Total Governments - Treasuries (cost $200,405,074)			197,880,841

CORPORATES - INVESTMENT GRADE - 8.0%
Financial Institutions - 4.1%
Banking - 1.4%
Baggot Securities Ltd.
10.24%, 1/30/15 (a)(n)	EUR	495	627,426
BPCE SA
5.70%, 10/22/23 (a)	U.S.$	208	223,344
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (a)(n)		2,750	2,935,548
Credit Suisse AG
6.50%, 8/08/23 (a)		1,963	2,135,896

	Principal Amount (000)		U.S. $ Value
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (a)(c)	U.S.$	1,337	$1,428,517
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23 (n)		1,357	1,278,294
Series R
6.00%, 8/01/23 (n)		865	854,187
Series S
6.75%, 2/01/24 (n)		460	489,900
Nordea Bank AB
6.125%, 9/23/24 (a)(n)		1,226	1,212,820
PNC Financial Services Group, Inc. (The)
6.75%, 8/01/21 (c)(n)		1,168	1,281,880
Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,875,024
Standard Chartered PLC
5.20%, 1/26/24 (a)		1,301	1,351,821
UBS AG/Stamford CT
7.625%, 8/17/22		979	1,152,632
Wells Fargo & Co. Series S
5.90%, 6/15/24 (n)		435	439,350

			17,286,639

Finance - 0.7%
Aviation Capital Group Corp.
6.75%, 4/06/21 (a)		650	736,125
7.125%, 10/15/20 (a)		2,489	2,853,251
GE Capital Trust III
6.50%, 9/15/67 (a)	GBP	700	1,167,364
General Electric Capital Corp.
Series A
7.125%, 6/15/22(n)	U.S.$	600	698,250
Series B
6.25%, 12/15/22		600	653,250
HSBC Finance Capital Trust IX
5.911%, 11/30/35		1,905	1,928,813

			8,037,053

Insurance - 1.6%
AAI Ltd.
6.15%, 9/07/25	AUD	990	815,373
American International Group, Inc.
6.82%, 11/15/37	U.S.$	1,425	1,950,500
AON Corp.
8.205%, 1/01/27		690	900,483
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		656	580,168
Lincoln National Corp.
8.75%, 7/01/19		604	754,716
MetLife, Inc.
10.75%, 8/01/39		2,350	3,818,750

	Principal Amount (000)		U.S. $ Value
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)	U.S.$	475	$747,176
Swiss Re Capital I LP
6.854%, 5/25/16 (a)(n)		2,809	2,942,428
Transatlantic Holdings, Inc.
8.00%, 11/30/39		1,261	1,816,018
XL Group PLC Series E
6.50%, 4/15/17 (n)		3,322	3,172,510
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		1,240	1,320,600

			18,818,722

REITS - 0.4%
DDR Corp.
7.875%, 9/01/20		746	920,021
EPR Properties
5.75%, 8/15/22		915	999,515
7.75%, 7/15/20		1,722	2,065,620
Senior Housing Properties Trust
6.75%, 12/15/21		1,350	1,558,644

			5,543,800

			49,686,214

Industrial - 3.5%
Basic - 1.9%
Braskem Finance Ltd.
6.45%, 2/03/24		2,254	2,259,635
7.00%, 5/07/20 (a)		191	205,564
CF Industries, Inc.
7.125%, 5/01/20		900	1,072,228
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		867	938,501
6.75%, 2/01/22		1,197	1,316,700
Georgia-Pacific LLC
8.875%, 5/15/31		1	1,550
GTL Trade Finance, Inc.
5.893%, 4/29/24 (a)		1,542	1,488,030
Minsur SA
6.25%, 2/07/24 (a)		891	962,029
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 4/01/20		528	568,920
Samarco Mineracao SA
4.125%, 11/01/22 (a)		651	572,880
5.75%, 10/24/23 (a)(c)		810	780,637
Southern Copper Corp.
7.50%, 7/27/35		3,300	3,712,474
Vale Overseas Ltd.
6.875%, 11/21/36		4,756	5,013,728
Westvaco Corp.
7.95%, 2/15/31		1,000	1,318,917

	Principal Amount (000)		U.S. $ Value
Weyerhaeuser Co.
7.375%, 3/15/32	U.S.$	1,790	$2,383,115

			22,594,908

Capital Goods - 0.2%
Odebrecht Finance Ltd.
8.25%, 4/25/18 (a)	BRL	1,332	420,916
Owens Corning
7.00%, 12/01/36 (h)	U.S.$	1,340	1,660,054

			2,080,970

Communications - Media - 0.1%
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(n)		1,401	1,453,538
Sirius XM Radio, Inc.
5.25%, 8/15/22 (a)		286	300,300

			1,753,838

Communications - Telecommunications - 0.3%
Embarq Corp.
7.995%, 6/01/36		932	1,041,510
Qwest Corp.
6.50%, 6/01/17		610	666,901
6.875%, 9/15/33		1,570	1,574,813

			3,283,224

Consumer Cyclical - Automotive - 0.0%
Delphi Corp.
6.125%, 5/15/21		419	456,710

Consumer Cyclical - Other - 0.0%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		215	228,975

Consumer Non-Cyclical - 0.1%
BRF SA
4.75%, 5/22/24 (a)		659	640,054
Forest Laboratories, Inc.
5.00%, 12/15/21 (a)		803	869,509

			1,509,563

Energy - 0.4%
Enterprise Products Operating LLC Series A
8.375%, 8/01/66		1,760	1,889,800
Kinder Morgan, Inc./DE Series G
7.80%, 8/01/31		1,066	1,297,995
SESI LLC
6.375%, 5/01/19		358	347,260
7.125%, 12/15/21		1,260	1,209,600

			4,744,655

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.3%
Fresnillo PLC
5.50%, 11/13/23 (a)	U.S.$	2,181	$2,137,380
Wendel SA
4.375%, 8/09/17	EUR	1,100	1,455,667

			3,593,047

Transportation - Airlines - 0.2%
America West Airlines Pass-Through Trust
Series 1999-1, Class G
7.93%, 1/02/19	U.S.$	1,079	1,195,179
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22		810	939,838

			2,135,017

			42,380,907

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.2%
OCP SA
5.625%, 4/25/24 (a)		650	682,500
Petrobras International Finance Co SA
5.375%, 1/27/21		1,655	1,533,473
Petrobras International Finance Co. SA
5.75%, 1/20/20 (r)		190	183,485

			2,399,458

Energy - 0.1%
Rio Oil Finance Trust
6.25%, 7/06/24 (a)		516	487,620

			2,887,078

Utility - 0.1%
Natural Gas - 0.1%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		1,235	1,329,271

Total Corporates - Investment Grade (cost $83,968,251)			96,283,470

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.2%
Non-Agency Fixed Rate - 3.5%
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
2.955%, 5/25/47		496	422,647
Series 2007-4, Class 22A1
4.899%, 6/25/47		1,874	1,681,678
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		903	687,843
CHL Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
2.538%, 9/25/47		555	494,690

	Principal Amount (000)		U.S. $ Value
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35	U.S.$	2,789	$2,571,676
Series 2006-AR3, Class 1A2A
5.334%, 6/25/36		1,825	1,668,500
Series 2007-AR4, Class 1A1A
5.441%, 3/25/37		429	409,889
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4
5.75%, 3/25/37		1,933	1,653,824
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		1,505	1,324,407
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		1,279	1,103,776
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,126	989,065
Series 2006-HY12, Class A5
3.557%, 8/25/36 (s)		2,632	2,501,379
Series 2006-J1, Class 1A10
5.50%, 2/25/36		2,504	2,255,683
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,466	1,323,124
Series 2007-13, Class A2
6.00%, 6/25/47		1,830	1,563,392
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,052	922,680
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.233%, 9/25/36		1,102	865,534
Series 2006-AA7, Class A1
2.216%, 1/25/37		1,444	1,166,072
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		1,057	884,568
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
4.533%, 9/25/35		1,256	1,080,958
Series 2006-AR37, Class 2A1
4.445%, 2/25/37		826	680,830
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		691	642,508
Series 2007-12, Class 3A22
6.00%, 8/25/37		195	185,263
Residential Accredit Loans, Inc.
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		1,050	933,552
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		329	275,918
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.233%, 9/25/35		1,493	1,418,957
Series 2006-9, Class 4A1
5.367%, 10/25/36		1,013	898,734

	Principal Amount (000)		U.S. $ Value
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
4.712%, 9/25/36	U.S.$	2,032	$1,157,461
Series 2006-7, Class A4
4.712%, 9/25/36		2,139	1,217,816
Series 2006-9, Class A4
5.263%, 10/25/36		2,134	1,327,222
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-HY3, Class 4A1
2.353%, 3/25/37		2,293	2,166,203
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		2,101	1,901,798
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.57%, 12/28/37		2,754	2,534,339
Series 2007-AR8, Class A1
2.608%, 11/25/37		1,079	945,766

			41,857,752

Non-Agency Floating Rate - 2.2%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-8, Class 2A2
4.631%, 9/25/35 (h)(t)		1,188	120,373
Countrywide Alternative Loan Trust
Series 2007-7T2, Class A3
0.77%, 4/25/37 (h)		4,271	2,358,133
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
0.77%, 8/25/37 (h)		1,349	1,063,147
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-OA3, Class A1
0.31%, 7/25/47 (h)		848	721,328
Downey Savings & Loan Association Mortgage Loan Trust
Series 2006-AR1, Class 1A1A
1.033%, 3/19/46 (h)		924	706,543
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.42%, 4/25/37 (h)		668	380,541
Series 2007-FA2, Class 1A5
0.47%, 4/25/37 (h)		757	433,261
Series 2007-FA2, Class 1A6
5.381%, 4/25/37 (h)(t)		226	45,716
HarborView Mortgage Loan Trust
Series 2007-4, Class 2A1
0.384%, 7/19/47 (h)		3,474	2,974,657
Series 2007-7, Class 2A1A
1.17%, 10/25/37 (h)		722	632,496
Lehman XS Trust
Series 2007-10H, Class 2AIO
6.843%, 7/25/37 (h)(t)		797	205,890
Series 2007-15N, Class 4A1
1.07%, 8/25/47 (h)		835	585,195

	Principal Amount (000)		U.S. $ Value
Series 2007-4N, Class 3A2A
0.865%, 3/25/47 (h)	U.S.$	2,334	$1,953,281
Residential Accredit Loans, Inc.
Series 2006-QS18, Class 2A2
6.381%, 12/25/36 (h)(t)		7,584	1,794,172
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.613%, 8/25/47 (h)		2,302	2,031,309
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
0.873%, 4/25/47 (h)		3,399	2,534,560
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-AR5, Class A1A
1.103%, 6/25/46 (h)		826	706,269
Series 2007-OA1, Class A1A
0.813%, 2/25/47 (h)		2,802	2,270,403
Series 2007-OA3, Class 2A1A
0.873%, 4/25/47 (h)		912	793,551
Series 2007-OA5, Class 1A
0.863%, 6/25/47 (h)		4,741	4,042,337

			26,353,162

GSE Risk Share Floating Rate - 1.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.32%, 7/25/23 (h)		2,350	2,796,050
Series 2013-DN2, Class M2
4.405%, 11/25/23 (h)		1,925	1,944,260
Series 2014-DN1, Class M3
4.67%, 2/25/24 (h)		1,380	1,350,580
Series 2014-HQ2, Class M3
3.92%, 9/25/24 (h)		710	645,542
Series 2014-HQ3, Class M3
4.92%, 10/25/24 (h)		1,655	1,625,371
Federal National Mortgage Association
Series 2014-C02, Class 1M2
2.77%, 5/25/24 (h)		490	421,526
Series 2014-C03, Class 1M2
3.17%, 7/25/24 (h)		1,147	1,035,847
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
5.42%, 10/25/23 (h)		1,451	1,569,242
Series 2014-C01, Class M2
4.57%, 1/25/24 (h)		1,991	2,029,644
Series 2014-C04, Class 1M2
5.055%, 11/25/24 (h)		3,900	3,923,516

	Principal Amount (000)		U.S. $ Value
Structured Agency Credit Risk Debt Notes
Series 2014-DN2, Class M3
3.77%, 4/25/24 (h)	U.S.$	1,044	$946,708

			18,288,286

Total Collateralized Mortgage Obligations (cost $81,860,306)			86,499,200

BANK LOANS - 4.2%
Industrial - 3.8%
Basic - 0.3%
Arysta LifeScience SPC, LLC
4.50%, 5/29/20 (h)		1,970	1,955,222
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
3.75%, 6/30/19 (h)		1,882	1,705,027

			3,660,249

Capital Goods - 0.2%
ClubCorp Club Operations, Inc.
4.50%, 7/24/20 (h)		1,291	1,269,413
Serta Simmons Holdings LLC
4.25%, 10/01/19 (h)		1,283	1,260,184

			2,529,597

Communications - Media - 0.2%
Advantage Sales & Marketing Inc.
7.50%, 7/25/22 (h)		1,167	1,151,500
Clear Channel Communications, Inc.
3.82%, 1/29/16 (h)		60	59,245
TWCC Holding Corp.
7.00%, 6/26/20 (h)		1,050	999,253

			2,209,998

Consumer Cyclical - Automotive - 0.6%
Exide Technologies
9.00%, 3/31/15 (g)		5,973	5,046,770
Navistar, Inc.
5.75%, 8/17/17 (h)		875	868,437
TI Group Automotive Systems LLC
4.25%, 7/02/21 (h)		1,470	1,449,548

			7,364,755

Consumer Cyclical - Entertainment - 0.2%
Kasima, LLC (Digital Cinema Implementation Partners, LLC)
3.25%, 5/17/21 (h)		684	668,437
Ncl Corp. Ltd.
4.00%, 11/19/21 (h)		253	252,672
Station Casinos LLC
4.25%, 3/02/20 (h)		1,903	1,860,777

			2,781,886

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.4%
CityCenter Holdings, LLC
4.25%, 10/16/20 (h)	U.S.$	2,273	$2,248,293
La Quinta Intermediate Holdings LLC
4.00%, 4/14/21 (h)		668	658,434
New HB Acquisition, LLC
6.75%, 4/09/20 (h)		1,985	2,009,813

			4,916,540

Consumer Cyclical - Retailers - 0.3%
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (h)		1,274	1,269,025
J.C. Penney Corporation, Inc.
6.00%, 5/22/18 (h)		1,428	1,398,500
Michaels Stores, Inc.
4.00%, 1/28/20 (h)		633	621,536
Rite Aid Corporation
5.75%, 8/21/20 (h)		500	500,835

			3,789,896

Consumer Non-Cyclical - 0.6%
Air Medical Group Holdings, Inc.
5.00%, 6/30/18		1,351	1,347,144
Air Medical Holding, LLC
7.63%, 5/31/18 (h)		4,000	3,940,000
Grifols Worldwide Operations Ltd.
3.17%, 2/27/21 (h)		705	694,105
H.J. Heinz Company
3.50%, 6/05/20 (h)		599	594,185
Par Pharmaceutical Companies, Inc. (Par Pharmaceuticals, Inc.)
4.00%, 9/30/19 (h)		587	569,316

			7,144,750

Energy - 0.2%
Atlas Ltd. 2014-1 Limited
1/15/21 (u)		1,500	1,500,000
Seadrill Operating LP (Seadrill Partners Finco LLC)
4.00%, 2/21/21 (h)		1,129	872,972

			2,372,972

Other Industrial - 0.6%
Accudyne Industries Borrower
S.C.A./Accudyne Industries LLC (fka Silver II US Holdings LLC)
4.00%, 12/13/19 (h)		1,030	954,815
Atkore International, Inc.
7.75%, 10/09/21 (h)		1,690	1,647,750
Gardner Denver, Inc.
4.25%, 7/30/20 (h)		1,185	1,106,494

	Principal Amount (000)		U.S. $ Value
Laureate Education, Inc.
5.00%, 6/15/18 (h)	U.S.$	739	$701,656
Unifrax Holding Co.
5.25%, 11/28/18 (h)	EUR	730	881,606
Veyance Technologies, Inc.
5.25%, 9/08/17 (h)		2,290	2,279,097

			7,571,418

Technology - 0.2%
MMI International Ltd. (MMI International (Delaware) LLC)
7.25%, 11/20/18 (h)(k)		1,017	1,003,958
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (h)		1,030	1,009,016

			2,012,974

			46,355,035

Utility - 0.2%
Electric - 0.2%
Energy Future Intermediate Holding Co., LLC (EFIH Finance, Inc.)
4.25%, 6/19/16 (h)		2,010	2,008,644

Financial Institutions - 0.1%
Insurance - 0.0%
Hub International Limited
4.25%, 10/02/20 (h)		494	477,104

Other Finance - 0.1%
Travelport Finance (Luxembourg) S.A.r.l.
6.00%, 9/02/21 (h)		1,531	1,525,982

			2,003,086

Non Corporate Sectors - 0.1%
Foreign Local Government - Municipal - 0.1%
Education Management LLC
10.25%, 6/01/16 (b)(d)(h)		1,882	836,716

Total Bank Loans (cost $53,931,257)			51,203,481

EMERGING MARKETS - SOVEREIGNS - 3.9%
Argentina - 0.5%
Argentina Boden Bonds
7.00%, 10/03/15		6,411	6,244,046

Dominican Republic - 0.9%
Dominican Republic International Bond
7.45%, 4/30/44 (a)		1,283	1,404,885
8.625%, 4/20/27 (a)		8,385	9,831,413

			11,236,298

El Salvador - 0.7%
El Salvador Government International Bond

	Principal Amount (000)		U.S. $ Value
7.625%, 9/21/34 (a)	U.S.$	762	$798,195
7.65%, 6/15/35 (a)		6,996	7,415,760

			8,213,955

Ghana - 0.1%
Republic of Ghana
7.875%, 8/07/23 (a)(c)		1,198	1,108,368
8.50%, 10/04/17 (a)		606	604,703

			1,713,071

Ivory Coast - 0.6%
Ivory Coast Government International Bond
5.75%, 12/31/32 (a)		7,583	7,241,765

Jamaica - 0.1%
Jamaica Government International Bond
7.625%, 7/09/25		506	528,770

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)		702	710,775

Lebanon - 0.1%
Lebanon Government International Bond
6.00%, 1/27/23 (a)		796	798,149
6.10%, 10/04/22 (a)		665	676,638

			1,474,787

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (a)		1,498	1,516,725

Serbia - 0.0%
Republic of Serbia
6.75%, 11/01/24 (a)		383	385,261

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (a)		799	830,960

Venezuela - 0.4%
Venezuela Government International Bond
9.00%, 5/07/23 (a)		824	361,105
9.25%, 9/15/27		8,383	3,868,754
9.25%, 5/07/28 (a)		300	131,700
11.75%, 10/21/26 (a)		486	239,841
11.95%, 8/05/31 (a)		355	177,550

			4,778,950

Zambia - 0.2%
Zambia Government International Bond
8.50%, 4/14/24 (a)		1,846	2,021,739

	Principal Amount (000)		U.S. $ Value
Total Emerging Markets - Sovereigns (cost $43,226,930)			$46,897,102

EMERGING MARKETS - CORPORATE BONDS - 3.7%
Industrial - 3.3%
Basic - 0.7%
Elementia SAB de CV
5.50%, 1/15/25 (a)	U.S.$	469	450,240
Gold Fields Orogen Holdings BVI Ltd.
4.875%, 10/07/20 (a)		1,650	1,386,000
Mongolian Mining Corp.
8.875%, 3/29/17 (a)		2,000	1,310,000
Rearden G Holdings EINS GmbH
7.875%, 3/30/20 (a)		940	921,200
Sappi Papier Holding GmbH
7.75%, 7/15/17 (a)		1,278	1,367,460
Tupy Overseas SA
6.625%, 7/17/24 (a)		601	576,960
Vedanta Resources PLC
6.00%, 1/31/19 (a)		600	586,500
8.25%, 6/07/21 (a)		1,812	1,793,880
9.50%, 7/18/18 (a)		420	451,500

			8,843,740

Capital Goods - 0.6%
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (a)		3,299	3,620,653
Cemex Finance LLC
9.375%, 10/12/22 (a)		587	662,136
Grupo KUO SAB De CV
6.25%, 12/04/22 (a)		200	197,000
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21(a)		1,211	1,271,550
Zoomlion Hk Spv Co., Ltd.
6.875%, 4/05/17 (a)		1,250	1,259,750

			7,011,089

Communications - Media - 0.1%
Myriad International Holdings BV
6.00%, 7/18/20 (a)		1,519	1,675,456

Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)		986	1,032,835
Digicel Ltd.
6.00%, 4/15/21 (a)		750	701,250

			1,734,085

Consumer Cyclical - Other - 0.2%
Theta Capital Pte Ltd.
6.125%, 11/14/20 (a)		200	196,720

	Principal Amount (000)		U.S. $ Value
7.00%, 5/16/19-4/11/22 (a)	U.S.$	1,901	$1,917,621

			2,114,341

Consumer Cyclical - Retailers - 0.3%
Edcon Pty Ltd.
9.50%, 3/01/18 (a)(c)	EUR	625	605,025
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)	U.S.$	2,500	2,612,500

			3,217,525

Consumer Non-Cyclical - 0.9%
Cosan Luxembourg SA
9.50%, 3/14/18 (a)	BRL	2,042	672,114
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)	U.S.$	3,116	3,069,260
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		2,187	2,208,870
Minerva Luxembourg SA
7.75%, 1/31/23 (a)		2,866	2,808,680
Tonon Bioenergia SA
9.25%, 1/24/20 (a)		1,620	907,200
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)		600	432,600
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (i)		4,090	163,600
10.875%, 1/13/20 (i)		480	216,480
11.75%, 2/09/22 (i)		1,620	32,400

			10,511,204

Energy - 0.1%
Pacific Rubiales Energy Corp.
7.25%, 12/12/21 (a)		1,700	1,479,000
Transportation - Airlines - 0.3%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		675	702,844
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		2,505	2,573,887

			3,276,731

			39,863,171

Utility - 0.2%
Electric - 0.2%
ContourGlobal Power Holdings SA
7.125%, 6/01/19 (a)(c)		1,703	1,703,000

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (a)		1,461	1,441,510

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 0.1%
Finance - 0.1%
CIMPOR Financial Operations Bv
5.75%, 7/17/24 (a)	U.S.$	1,491	$1,308,203

Total Emerging Markets - Corporate Bonds (cost $48,622,902)			44,315,884

	Shares
PREFERRED STOCKS - 2.7%
Financial Institutions - 2.6%
Banking - 1.0%
CoBank ACB
Series F
6.25%		7,925	798,692
GMAC Capital Trust I
8.125%		98,050	2,586,559
Goldman Sachs Group, Inc. (The)
Series J
5.50%		65,775	1,604,910
Morgan Stanley
6.875%		38,650	1,028,477
State Street Corp.
Series D
5.90%		25,800	667,188
US Bancorp/MN
Series F
6.50%		100,000	2,945,000
Wells Fargo & Co.
5.85%		6,050	155,183
Wells Fargo & Co.
6.625%		65,275	1,810,728

			11,596,737

Finance - 0.3%
Brandywine Realty Trust
Series E
6.90%		30,425	801,699
Cedar Realty Trust, Inc.
Series B
7.25%		24,651	647,828
RBS Capital Funding Trust V
Series E
5.90%		111,000	2,697,300

			4,146,827

Insurance - 0.3%
Hartford Financial Services Group, Inc. (The)
7.875%		75,000	2,247,000
XLIT Ltd.
Series D
3.351%		1,600	1,330,500

			3,577,500

Company	Shares	U.S. $ Value
REITS - 1.0%
Apartment Investment & Management Co.
6.875%	130,000	$3,420,625
Health Care REIT, Inc.
Series J
6.50%	23,650	632,164
Hersha Hospitality Trust
Series C
6.875%	31,800	818,850
Kilroy Realty Corp.
Series H
6.375%	2,000	50,000
Kimco Realty Corp.
Series I
6.00%	19,850	498,235
Kimco Realty Corp.
Series K
5.625%	12,000	289,800
National Retail Properties, Inc.
Series D
6.625%	21,000	534,240
National Retail Properties, Inc.
Series E
5.70%	44,975	1,090,644
Public Storage
Series W
5.20%	18,400	422,280
Public Storage
Series X
5.20%	1,000	23,100
Sabra Health Care REIT, Inc.
Series A
7.125%	145,600	3,989,440
Sovereign Real Estate Investment Trust
12.00% (a)	185	247,900
Vornado Realty Trust
Series K
5.70%	10,800	259,848

		12,277,126

		31,598,190

Industrial - 0.1%
Basic - 0.1%
ArcelorMittal
6.00%	33,975	587,767

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%	12,025	318,061

Total Preferred Stocks (cost $29,783,617)		32,504,018

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE - BACKED SECURITIES - 2.2%
Non-Agency Fixed Rate CMBS - 2.2%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.547%, 6/10/49	U.S.$	1,973	$2,039,132
Series 2007-5, Class AM
5.772%, 2/10/51		2,877	3,043,003
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.582%, 6/24/50 (i)		3,500	3,763,900
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.894%, 4/10/46		2,330	203,693
Series 2014-GC23, Class D
4.508%, 7/10/47(a)		856	795,878
Commercial Mortgage Trust
Series 2012-CR1, Class XA
2.118%, 5/15/45(t)		2,333	242,487
Series 2012-CR3, Class XA
2.172%, 10/15/45		9,727	1,083,408
Series 2012-CR5, Class XA
1.897%, 12/10/45		2,492	235,414
Series 2012-LC4, Class XA
2.466%, 12/10/44(a)		6,720	794,824
Series 2014-CR15, Class XA
1.351%, 2/10/47		2,593	180,795
Series 2014-LC15, Class D
4.944%, 4/10/47(a)		1,500	1,425,301
Series 2014-UBS5, Class D
3.495%, 9/10/47(a)		669	547,595
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class XA
2.361%, 11/10/45		1,945	230,343
Series 2013-GC10, Class XA
1.733%, 2/10/46		1,026	99,583
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.522%, 4/10/38		1,484	1,525,031
Series 2011-GC5, Class C
5.307%, 8/10/44(a)		3,152	3,506,071
Series 2012-GCJ7, Class XA
2.56%, 5/10/45		7,042	792,539
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		1,254	1,321,161
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,000	2,040,832
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
2.138%, 11/15/45 (a)		11,633	1,103,448
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.852%, 12/10/45 (a)		975	100,174

	Principal Amount (000)		U.S. $ Value
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.818%, 5/15/46	U.S.$	400	$433,608
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class XA
1.408%, 11/15/43 (a)		2,136	126,506
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.245%, 6/15/44 (a)		1,022	1,111,498
Series 2012-C7, Class XA
1.573%, 6/15/45 (a)		1,584	137,170

			26,883,394

Non-Agency Floating Rate CMBS - 0.0%
Commercial Mortgage Trust
Series 2007-FL14, Class C
0.461%, 6/15/22 (a)(h)		223	222,790

Total Commercial Mortgage-Backed Securities (cost $23,380,117)			27,106,184

GOVERNMENTS - SOVEREIGN BONDS - 1.2%
Bahrain - 0.2%
Bahrain Government International Bond
6.125%, 8/01/23 (a)		1,832	2,012,910

Croatia - 0.4%
Croatia Government International Bond
6.625%, 7/14/20 (a)		4,000	4,382,480

Romania - 0.1%
Romanian Government International Bond
4.875%, 1/22/24 (a)		1,360	1,485,800

Turkey - 0.2%
Turkey Government International Bond
5.625%, 3/30/21		2,600	2,856,750

United Arab Emirates - 0.3%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)(c)		3,310	4,029,925

Total Governments - Sovereign Bonds (cost $13,258,263)			14,767,865

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.0%
United States - 1.0%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47		1,700	1,382,780
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47		1,400	1,052,478
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46		1,020	878,108

	Principal Amount (000)		U.S. $ Value
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	U.S.$	1,630	$1,336,779
State of California
Series 2010
7.60%, 11/01/40		750	1,170,248
7.95%, 3/01/36		1,915	2,367,380
State of Illinois
Series 2010
7.35%, 7/01/35		1,915	2,252,519
Tobacco Settlement Financing Corp/NJ
Series 20071A
5.00%, 6/01/41		475	357,195
Tobacco Settlement Financing Corp/VA
Series 2007B1
5.00%, 6/01/47		1,095	767,486

Total Local Governments - Municipal Bonds (cost $10,847,208)			11,564,973

EMERGING MARKETS - TREASURIES - 0.9%
Costa Rica - 0.2%
Costa Rica Government International Bond
10.58%, 6/22/16 (i)	CRC	643,100	1,240,097
11.13%, 3/28/18 (i)		644,200	1,260,001

			2,500,098

Dominican Republic - 0.5%
Dominican Republic International Bond
16.00%, 7/10/20 (i)	DOP	229,800	6,224,199

Indonesia - 0.2%
Indonesia - Recap Linked Note (JPMC)
9.50%, 5/17/41	IDR	27,844,000	2,467,403

Total Emerging Markets - Treasuries (cost $12,507,815)			11,191,700

WHOLE LOAN TRUSTS - 0.9%
Performing Asset - 0.9%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (k)(o)	U.S.$	2,089	2,088,748
Asesa Promissory Note
10.75%, 3/19/18		2,579	2,579,161
Cara Aircraft Leasing 28548, Inc.
8.00%, 11/26/19 (k)(o)		280	279,588
Cara Aircraft Leasing 28868, Inc.
8.00%, 11/26/19 (k)(o)		266	265,828
Deutsche Bank Mexico SA
6.905%, 10/31/34 (k)(m)(o)	MXN	49,948	2,500,488
Ede Del Este SA (DPP)
12.00%, 3/31/16 (k)(o)	U.S.$	833	846,765
Ede Del Este SA (ITABO)
12.00%, 3/31/16 (k)(o)		384	390,500
Recife Funding - Sec Loan Note
Zero Coupon, 11/05/29 (k)(o)		1,811	1,811,293

	Principal Amount (000)		U.S. $ Value
Sheridan Auto Loan Holdings I LLC
10.00%, 9/30/20 (k)(o)	U.S.$	206	$205,653

Total Whole Loan Trusts (cost $11,331,990)			10,968,024

GOVERNMENTS - SOVEREIGN AGENCIES - 0.9%
Brazil - 0.3%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (a)		829	770,970
9.00%, 6/18/24 (a)(n)		1,171	1,089,030
Petrobras Global Finance BV
4.875%, 3/17/20		1,395	1,305,036

			3,165,036

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		1,271	1,182,030

Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15		133	133,156
2.375%, 5/25/16		1,551	1,554,629

			1,687,785

Spain - 0.1%
Instituto de Credito Oficial
4.53%, 3/17/16	CAD	1,300	1,140,303

United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	2,300	3,628,873

Total Governments - Sovereign Agencies (cost $10,868,133)			10,804,027

ASSET-BACKED SECURITIES - 0.8%
Home Equity Loans - Fixed Rate - 0.6%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35	U.S.$	895	885,940
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,139	871,369
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		1,800	1,538,683
Series 2006-10, Class AF3
5.985%, 6/25/36		1,482	890,669
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		1,488	1,349,552
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,493	818,374
Series 2007-8XS, Class A2

	Principal Amount (000)		U.S. $ Value
6.00%, 4/25/37	U.S.$	1,436	$939,882

			7,294,469

Home Equity Loans - Floating Rate - 0.2%
GSAA Home Equity Trust
Series 2006-6, Class AF4
6.121%, 3/25/36 (h)		2,095	1,220,460
Series 2006-6, Class AF5
6.241%, 3/25/36 (h)		776	452,122
Lehman XS Trust
Series 2007-6, Class 3A5
5.72%, 5/25/37 (h)		540	614,727

			2,287,309

Total Asset-Backed Securities (cost $9,317,497)			9,581,778

	Shares
COMMON STOCKS - 0.7%
Gallery Media (f)(g)(o)		591	232,127
Keystone Automotive Operations (f)(k)(o)		106,736	266,841
MT Logan RE Ltd. (Preference Shares)		5,669	5,669,000
Neenah Enterprises, Inc. (f)(k)(o)		58,200	494,700
New Cotai LLC/New Cotai Capital Corp. (f)(k)		3	83,514
Travelport LLC (f)(g)		80,347	1,446,246

Total Common Stocks (cost $8,217,219)			8,192,428

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37 (a)		699	817,830
8.00%, 8/07/19 (a)		330	382,470

			1,200,300

Kazakhstan - 0.4%
KazMunayGas National Co. JSC
6.375%, 4/09/21 (a)		2,450	2,477,562
7.00%, 5/05/20 (a)		2,358	2,450,552

			4,928,114

Venezuela - 0.1%
Petroleos de Venezuela SA
6.00%, 11/15/26 (a)		2,700	985,500

Total Quasi-Sovereigns (cost $7,517,991)			7,113,914

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.3%
Colombia - 0.3%
Bogota Distrito Capital
9.75%, 7/26/28 (a)
(cost $3,273,591)	COP	7,758,000	$3,873,614

INVESTMENT COMPANIES - 0.2%
Funds and Investment Trusts - 0.2%
OCL Opportunities Fund I (k)(o)		9,540	1,154,388
OCL Opportunities Fund II (k)(o)		8,394	1,015,716

Total Investment Companies (cost $2,318,597)			2,170,104

INFLATION-LINKED SECURITIES - 0.1%
Uruguay – 0.1%
Republica Orient Uruguay
5.00%, 9/14/18
(cost $786,568)	UYU	18,526	776,780

	Shares
WARRANTS - 0.0%
Alion Science and Technology Corp., expiring 3/15/17 (f)(i)(o)		900	0
FairPoint Communications, Inc., expiring 1/24/18 (f)(k)		9,725	389
iPayment Holdings, Inc., expiring 11/15/18 (f)(k)(o)		1,142	0
iPayment Holdings, Inc., expiring 12/29/22 (f)(k)(o)		12,250	0
Talon Equity Co. NV, expiring 11/25/15 (f)(k)(o)		1,059	0
Total Warrants (cost $0)			389

SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.4%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (v)(w) (cost $16,297,034)		16,297,034	16,297,034

	Principal Amount (000)
TIME DEPOSITS - 0.1%
BBH, Grand Cayman
0.055%, 1/02/15	CAD	7	7,284
0.10%, 1/02/15	NOK	12	12,361
3.75%, 1/02/15	ZAR	37	37,172
Wells Fargo, Grand Cayman
(0.08)%, 1/02/15	EUR	300	299,800
0.03%, 1/02/15	U.S.$	1,371	1,371,298

	Principal Amount (000)		U.S. $ Value
0.031%, 1/02/15	GBP	67	$66,608
Total Time Deposits (cost $1,798,769)			1,794,523

Total Short-Term Investments (cost $18,095,803)			18,091,557

Total Investments - 119.5% (cost $1,437,537,826) (x)			1,439,292,372
Other assets less liabilities - (19.5)%			(235,224,520)

Net Assets - 100.0%			$1,204,067,852

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	CAD	18,499	USD	16,278	1/14/15	$358,181
BNP Paribas SA	USD	12,714	CAD	14,443	1/14/15	(284,529)
BNP Paribas SA	USD	10,226	MXN	138,973	1/15/15	(812,134)
BNP Paribas SA	USD	12,306	PEN	36,686	1/21/15	(44,099)
BNP Paribas SA	AUD	15,954	USD	13,206	1/30/15	205,829
BNP Paribas SA	USD	1,199	COP	2,890,006	3/19/15	12,193
Brown Brothers Harriman & Co.	EUR	80,874	USD	101,560	1/09/15	3,694,784
Brown Brothers Harriman & Co.	USD	6,566	EUR	5,301	1/09/15	(151,225)
Brown Brothers Harriman & Co.	USD	3,444	ZAR	38,668	1/14/15	(105,358)
Brown Brothers Harriman & Co.	MXN	377	USD	27	1/15/15	1,790
Brown Brothers Harriman & Co.	GBP	29	USD	45	1/27/15	87
Brown Brothers Harriman & Co.	USD	833	GBP	534	1/27/15	(1,228)
Citibank, NA	USD	2,143	HUF	531,235	1/28/15	(113,956)
Credit Suisse International	EUR	11,173	USD	13,752	1/09/15	231,780
Credit Suisse International	GBP	21,561	USD	33,904	1/27/15	305,208
Goldman Sachs Bank USA	BRL	19,345	USD	7,286	1/05/15	8,771
Goldman Sachs Bank USA	USD	7,283	BRL	19,345	1/05/15	(5,480)
Goldman Sachs Bank USA	NOK	4,338	USD	617	1/22/15	35,623
Goldman Sachs Bank USA	USD	9,590	TRY	22,026	1/27/15	(206,700)
Goldman Sachs Bank USA	USD	7,224	BRL	19,345	2/03/15	(4,758)
Royal Bank of Scotland PLC	JPY	3,498,204	USD	29,236	1/23/15	26,432
Royal Bank of Scotland PLC	AUD	30,955	USD	25,641	1/30/15	417,011
Standard Chartered Bank	USD	5,963	IDR	72,481,156	1/16/15	(138,751)
Standard Chartered Bank	USD	3,069	INR	198,564	2/13/15	48,472
UBS AG	BRL	19,345	USD	7,283	1/05/15	5,480
UBS AG	USD	1,587	BRL	4,361	1/05/15	53,267
UBS AG	USD	5,824	BRL	14,984	1/05/15	(186,771)

						$3,349,919

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX) iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	(5.00)%	2.22%	EUR	15,133	$(2,140,086)	$(69,003)
Sale Contracts
Morgan Stanely & Co. LLC/(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	3.01		$7,169	519,584	92,106
CDX-NAHY Series 22, 5 Year Index, 6/20/19*	5.00	3.24		5,691	400,039	146,234
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.53		1,078	68,424	(4,049)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.53		1,077	68,389	16,323
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.53		1,077	68,389	8,063
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.53		980	62,204	(2,450)
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.43		10,730	210,031	101,973

					$(743,026)	$289,197

*	Termination Date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$13,850	8/29/19	1.78%	3 Month LIBOR	$(126,100)
Morgan Stanley & Co., LLC/(LCH Clearnet)	135,510	11/07/18	1.53%	3 Month LIBOR	(279,678)
Morgan Stanley & Co., LLC/(LCH Clearnet)	13,730	3/31/19	1.81%	3 Month LIBOR	(170,551)

					$(576,329)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
Russian Federation, 7.50%, 3/31/30, 3/20/19*	(1.00)%	4.83%	$3,006	$410,248	$135,596	$274,652
Barclays Bank PLC
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/17*	(5.00)	1.60	3,739	(331,146)	(240,187)	(90,959)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 3/20/17*	(5.00)	3.02	3,505	(199,370)	(160,925)	(38,445)
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/17*	(5.00)	1.04	3,870	(417,938)	(319,716)	(98,222)
Citibank, NA
Bombardier, Inc., 7.45%, 5/1/34, 3/20/17*	(5.00)	1.37	1,959	(182,779)	(155,640)	(27,139)
Bombardier, Inc., 7.45%, 5/1/34, 3/20/17*	(5.00)	1.37	1,971	(183,899)	(151,657)	(32,242)
Russian Federation, 7.50%, 3/31/30, 6/20/19*	(1.00)	4.81	3,589	511,861	198,794	313,067
United States Steel Corp., 6.65%, 6/1/37, 3/20/17*	(5.00)	1.23	3,643	(353,164)	(217,903)	(135,261)
Credit Suisse International
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 12/20/18*	(5.00)	2.37	150	(16,532)	(6,166)	(10,366)
Western Union Co., 3.65%, 8/22/18, 3/20/17*	(1.00)	0.38	1,965	(32,571)	(5,566)	(27,005)
Western Union Co., 3.65%, 8/22/18, 9/20/17*	(1.00)	0.49	1,970	(30,350)	(23,794)	(6,556)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
iHeart Communications, Inc., 6.875% 6/15/18, 6/20/18*	(5.00)%	13.60%	$420	$96,627	$40,447	$56,180
Goldman Sachs Bank USA
Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/17*	(5.00)	0.74	3,895	(420,908)	(278,841)	(142,067)
First Data Corp., 12.625%, 1/15/21, 3/20/17*	(5.00)	0.99	3,664	(375,035)	(203,922)	(171,113)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)	7.66	3,634	141,387	(234,270)	375,657
Goldman Sachs International
Dell, Inc., 7.10%, 4/15/28, 3/20/17*	(1.00)	0.60	3,540	(41,223)	62,509	(103,732)
Newmont Mining Corp., 5.875%, 4/1/35, 3/20/17*	(1.00)	0.44	3,930	(59,874)	(16,295)	(43,579)
Morgan Stanley Capital Services LLC
Fiat Chrysler Automobiles NV, 5.625%, 6/12/17, 3/20/19*	(5.00)	1.90	EUR1,412	(217,344)	(123,254)	(94,090)
Fiat Chrysler Automobiles NV, 5.625%, 6/12/17, 3/20/19*	(5.00)	1.90	1,498	(230,582)	(116,353)	(114,229)
UBS AG
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 9/20/18*	(5.00)	2.18	130	(14,405)	3,296	(17,701)
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 9/20/18*	(5.00)	2.18	200	(22,161)	5,068	(27,229)
J.C. Penney Company, Inc., 6.375% 10/15/36, 6/20/16*	(5.00)	4.94	670	(4,511)	22,428	(26,939)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
AK Steel Corp., 7.625% 5/15/20, 6/20/17*	5.00%	4.14%		$1,270	$22,257	$(78,835)	$101,092
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/19*	5.00	3.55		2,546	147,181	113,702	33,479
CCO Holdings LLC, 7.25%, 10/30/17, 6/20/19*	5.00	2.14		828	99,019	83,109	15,910
DISH DBS Corp., 6.75%, 6/1/21, 6/20/19*	5.00	1.91		368	47,779	48,941	(1,162)
DISH DBS Corp., 6.75%, 6/1/21, 6/20/19*	5.00	1.91		712	92,457	98,023	(5,566)
DISH DBS Corp., 6.75%, 6/1/21, 6/20/19*	5.00	1.91		713	92,587	101,466	(8,879)
Freescale Semiconductor, Inc., 8.05%, 2/01/20, 9/20/19*	5.00	2.35		1,420	162,348	110,920	51,428
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 12/20/18*	5.00	4.69		2,547	27,098	50,666	(23,568)
MGM Resorts International, 7.625% 1/15/17, 6/20/18*	5.00	2.44		246	20,733	11,020	9,713
NXP B.V., 0.00% 10/15/15, 3/20/18*	5.00	0.93	EUR	412	65,646	18,229	47,417
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/19*	5.00	2.71		$2,620	246,143	199,968	46,175
Citibank, NA
Bombardier, Inc., 7.45%, 5/01/34, 3/20/19*	5.00	2.80		1,311	130,988	112,315	18,673
Bombardier, Inc., 7.45%, 5/01/34, 3/20/19*	5.00	2.80		1,309	130,788	114,510	16,278

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International, 7.625% 1/15/17, 6/20/18*	5.00%	2.44%	$325	$31,500	$14,974	$16,526
United States Steel Corp., 6.65%, 6/01/37, 3/20/19*	5.00	3.38	2,620	168,645	73,573	95,072
Credit Suisse International
American Axle & Manufacturing, Inc., 7.875% 3/1/17, 6/20/18*	5.00	1.12	2,090	273,893	28,710	245,183
Avis Budget Group, Inc., 8.25%, 1/15/19, 9/20/18*	5.00	1.50	204	25,345	13,547	11,798
Avis Budget Group, Inc., 8.25%, 1/15/19, 9/20/18*	5.00	1.50	196	24,351	13,724	10,627
Levi Strauss & Co., 7.625% 5/15/20, 12/20/17*	5.00	1.19	1,330	146,974	(7,639)	154,613
MGM Resorts International, 7.625% 1/15/17, 6/20/18*	5.00	2.44	119	10,030	5,709	4,321
Western Union Co., 3.65%, 8/22/18, 3/20/19*	1.00	0.97	1,309	2,042	(37,995)	40,037
Western Union Co., 3.65%, 8/22/18, 9/20/19*	1.00	1.14	1,320	(10,359)	(17,351)	6,992
Goldman Sachs Bank USA
American Axle & Manufacturing, Inc., 7.875% 3/1/17, 6/20/18*	5.00	1.12	1,509	197,754	15,011	182,743
CDX-NAIG Series 9, 10 Year Index, 12/20/17*	5.00	2.95	300	18,171	(27,125)	45,296

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/19*	5.00%	2.29%		$2,620	$285,376	$184,555	$100,821
ConvaTec Healthcare E S.A., 10.875%, 12/15/18, 6/20/17*	5.00	0.58	EUR	1,440	192,514	(144,735)	337,249
Dell, Inc., 7.10%, 4/15/28, 3/20/19*	1.00	1.20		$2,620	(20,149)	(249,035)	228,886
KB Home, 6.25% 6/15/15, 6/20/17*	5.00	1.09		1,250	117,975	(65,866)	183,841
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	9.91		2,620	(401,612)	73,573	(475,185)
Goldman Sachs International
First Data Corp., 12.625%, 1/15/21, 3/20/19*	5.00	2.31		2,620	282,764	54,750	228,014
Newmont Mining Corp., 5.875%, 4/01/35, 3/20/19*	1.00	1.22		2,620	(22,274)	(83,888)	61,614
Morgan Stanley Capital Services LLC
AK Steel Corp., 7.625%, 5/15/20, 3/20/16*	5.00	2.50		1,350	43,047	10,016	33,031
United States Steel Corp., 6.65%, 6/01/37, 9/20/19*	5.00	3.87		756	33,817	38,337	(4,520)
United States Steel Corp., 6.65%, 6/01/37, 9/20/19*	5.00	3.87		743	33,209	39,801	(6,592)
UBS AG
Levi Strauss & Co., 8.875% 4/01/16, 6/20/17*	5.00	0.91		1,900	189,723	(56,524)	246,247

					$934,091	$(926,195)	$1,860,286

*	Termination Date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank
iBoxx $ Liquid High Yield Total Return Index	4,831	LIBOR	$22	3/20/15	$160,914
iBoxx $ Liquid High Yield Total Return Index	1,717	LIBOR	8	3/20/15	66,331
iBoxx $ Liquid High Yield Total Return Index	687	LIBOR	3	3/20/15	25,979

					$253,224

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at December 31, 2014
Barclays Bank PLC†	450	USD	(2.00	)%*	—	$449,600
Barclays Bank PLC†	1,544	USD	(1.75	)%*	—	1,543,024
Barclays Bank PLC†	317	USD	(1.50	)%*	—	316,787
Barclays Bank PLC†	1,300	USD	(1.50	)%*	—	1,299,731
Barclays Bank PLC†	1,302	USD	(1.25	)%*	—	1,301,632
Barclays Bank PLC†	440	USD	(1.00	)%*	—	440,014
Barclays Bank PLC†	734	USD	(0.75	)%*	—	734,065
Barclays Bank PLC†	517	USD	(0.50	)%*	—	516,782
Barclays Bank PLC†	900	EUR	(0.50	)%*	—	1,087,592
Barclays Bank PLC†	668	USD	(0.45	)%*	—	667,441
Barclays Bank PLC†	481	USD	(0.38	)%*	—	481,308
Barclays Bank PLC†	409	GBP	(0.25	)%*	—	637,100
Barclays Bank PLC†	756	USD	(0.25	)%*	—	755,591
Barclays Bank PLC†	1,087	USD	(0.25	)%*	—	1,087,125
Barclays Bank PLC†	597	USD	(0.15	)%*	—	596,943
Barclays Bank PLC†	2,429	USD	(0.05	)%*	—	2,428,691
Barclays Bank PLC†	1,105	USD	0.00%		—	1,105,230
Barclays Bank PLC†	888	USD	0.05%		—	888,338
Barclays Bank PLC†	1,281	USD	0.05%		—	1,280,528
Barclays Bank PLC†	1,400	USD	0.05%		—	1,399,556
Barclays Bank PLC†	1,753	USD	0.05%		—	1,752,850
Barclays Bank PLC†	2,807	USD	0.05%		—	2,806,926
Barclays Bank PLC†	2,940	USD	0.05%		—	2,939,581
Barclays Bank PLC†	4,090	USD	0.05%		—	4,090,342
Credit Suisse Securities (USA) LLC†	344	EUR	(1.75	)%*	—	416,075
Credit Suisse Securities (USA) LLC†	162	USD	(1.50	)%*	—	162,019
Credit Suisse Securities (USA) LLC†	495	EUR	(0.88	)%*	—	598,785
Credit Suisse Securities (USA) LLC†	477	GBP	(0.75	)%*	—	743,271
Credit Suisse Securities (USA) LLC†	4,063	USD	(0.75	)%*	—	4,062,263
Credit Suisse Securities (USA) LLC†	965	USD	(0.50	)%*	—	964,888
Credit Suisse Securities (USA) LLC†	653	GBP	(0.50	)%*	—	1,016,942
Credit Suisse Securities (USA) LLC†	341	USD	(0.25	)%*	—	341,400

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at December 31, 2014
Credit Suisse Securities (USA) LLC†	675	USD	(0.25	)%*	—	$675,414
Credit Suisse Securities (USA) LLC†	624	EUR	(0.25	)%*	—	754,856
Credit Suisse Securities (USA) LLC†	1,133	USD	(0.25	)%*	—	1,133,404
Credit Suisse Securities (USA) LLC†	1,174	USD	(0.10	)%*	—	1,174,331
Credit Suisse Securities (USA) LLC†	2,359	USD	0.00%		—	2,359,175
Credit Suisse Securities (USA) LLC†	3,672	USD	0.00%		—	3,672,250
Credit Suisse Securities (USA) LLC†	5,920	USD	0.00%		—	5,919,993
Credit Suisse Securities (USA) LLC†	4,418	USD	0.00%		—	4,418,240
HSBC Securities (USA) Inc.	68,158	USD	(0.22	)%*	1/06/15	68,139,590
ING Financial Markets LLC†	1,026	USD	(1.50	)%*	—	1,025,004
NG Financial Markets LLC†	1,452	USD	(1.50	)%*	—	1,451,054
ING Financial Markets LLC†	304	USD	(1.38	)%*	—	304,184
JPMorgan Chase Bank, NA	69,014	USD	0.24%		1/07/15	69,026,633
JPMorgan Chase Bank, NA†	598	USD	(0.25	)%*	—	597,480
RBC Capital Markets†	939	USD	(2.00	)%*	—	938,303
RBC Capital Markets†	654	USD	(0.50	)%*	—	654,077
RBC Capital Markets†	2,794	USD	(0.50	)%*	—	2,793,572
RBC Capital Markets†	1,746	USD	(0.25	)%*	—	1,744,726
RBC Capital Markets†	1,395	USD	(0.10	)%*	—	1,394,531
RBC Capital Markets†	947	USD	0.00%		—	946,969
RBC Capital Markets†	1,515	USD	0.00%		—	1,515,250
RBC Capital Markets†	1,655	USD	0.00%		—	1,655,128

						$211,206,584

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2014
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate market value of these securities amounted to $517,032,128 or 42.9% of net assets.
(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2014.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Security is in default and is non-income producing.
(e)	Convertible security.
(f)	Non-income producing security.
(g)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18	4/26/11	$1,235,996	$996,808	0.08%
Exide Technologies 8.625%, 2/01/18	1/13/11	1,925,812	125,483	0.01
Exide Technologies 9.00%, 3/31/15	6/11/13	5,847,445	5,046,770	0.42
Gallery Media	9/15/10	0	232,127	0.02
Momentive Performance Materials, Inc. 8.875%, 10/15/20	10/11/12	0	0	0.00
Travelport LLC	5/04/12	1,605,891	1,446,246	0.12

(h)	Floating Rate Security. Stated interest rate was in effect at December 31, 2014.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.21% of net assets as of December 31, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Alion Science and Technology Corp.
0.0%, 3/15/17	3/11/10	$0	$0	0.00%
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4B
5.582%, 6/24/50	10/06/09	2,706,197	3,763,900	0.31%
Costa Rica Government International Bond
11.13%, 3/28/18	1/07/13	1,356,457	1,260,001	0.10%
Costa Rica Government International Bond
10.58%, 6/22/16	1/07/13	1,320,694	1,240,097	0.10%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	6,433,785	6,224,199	0.52%
Golden Energy Offshore Services AS
8.90%, 5/28/17	5/14/14	724,773	561,251	0.05%
Radio One, Inc.
9.25%, 2/15/20	1/29/14	1,306,714	1,111,860	0.09%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	477,521	216,480	0.02%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14	1,483,461	95,400	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/12/14	1,046,873	68,200	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/29/14	852,915	32,400	0.00%

(j)	Defaulted.
(k)	Illiquid security.
(l)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2014.
(m)	Variable rate coupon, rate shown as of December 31, 2014.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Fair valued by the Adviser.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	When-Issued or delayed delivery security.
(s)	The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2014, the fund’s total exposure to subprime investments was 6.46% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.
(t)	IO - Interest Only
(u)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(v)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(w)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(x)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $70,253,935 and gross unrealized depreciation of investments was $(68,499,389), resulting in net unrealized appreciation of $1,754,546.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
TRY	-	Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
MTN	-	Medium Term Note
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits

COUNTRY BREAKDOWN *

December 31, 2014 (unaudited)

68.2%	United States
3.5%	United Kingdom
3.4%	Brazil
1.8%	Canada
1.6%	Ireland
1.5%	Luxembourg
1.4%	Dominican Republic
1.4%	France
1.1%	Netherlands
1.1%	Germany
1.1%	Mexico
0.9%	Australia
0.8%	Italy
10.9%	Other
1.3%	Short-Term

100.0%

*	All data are as of December 31, 2014. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Bahrain, Barbados, Belgium, Bermuda, Bulgaria, Chile, China, Colombia, Costa Rica, Croatia, Denmark, El Salvador, Ghana, Guatemala, Hong Kong, India, Indonesia, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Lebanon, Macau, Mongolia, Morocco, Norway, Pakistan, Peru, Philippines, Portugal, Romania, Serbia, Singapore, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Turkey, United Arab Emirates, Uruguay, Venezuela, Virgin Islands (BVI) and Zambia.

AB Global High Income Fund

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$738,042,462		$9,462,577	#	$747,505,039
Governments - Treasuries		– 0	–	197,880,841		– 0	–	197,880,841
Corporates - Investment Grade		– 0	–	95,656,044		627,426		96,283,470
Collateralized Mortgage Obligations		– 0	–	– 0	–	86,499,200		86,499,200
Bank Loans		– 0	–	1,500,000		49,703,481		51,203,481
Emerging Markets - Sovereigns		– 0	–	46,897,102		– 0	–	46,897,102
Emerging Markets - Corporate Bonds		– 0	–	44,315,884		– 0	–	44,315,884
Preferred Stocks		30,126,926		2,377,092		– 0	–	32,504,018
Commercial Mortgage-Backed Securities		– 0	–	5,330,384		21,775,800		27,106,184
Governments - Sovereign Bonds		– 0	–	14,767,865		– 0	–	14,767,865
Local Governments - Municipal Bonds		– 0	–	11,564,973		– 0	–	11,564,973
Emerging Markets - Treasuries		– 0	–	2,467,403		8,724,297		11,191,700
Whole Loan Trusts		– 0	–	– 0	–	10,968,024		10,968,024
Governments - Sovereign Agencies		– 0	–	10,804,027		– 0	–	10,804,027
Asset-Backed Securities		– 0	–	– 0	–	9,581,778		9,581,778
Common Stocks		494,700		1,446,246		6,251,482		8,192,428
Quasi-Sovereigns		– 0	–	7,113,914		– 0	–	7,113,914
Local Governments - Regional Bonds		– 0	–	3,873,614		– 0	–	3,873,614
Investment Companies		– 0	–	– 0	–	2,170,104		2,170,104
Inflation-Linked Securities		– 0	–	776,780		– 0	–	776,780
Warrants		389		– 0	–	– 0	– #	389
Short-Term Investments:
Investment Companies		16,297,034		– 0	–	– 0	–	16,297,034
Time Deposits		– 0	–	1,794,523		– 0	–	1,794,523

Total Investments in Securities		46,919,049		1,186,609,154		205,764,169		1,439,292,372
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	3,592,632		– 0	–	3,592,632
Centrally Cleared Credit Default Swaps		– 0	–	364,699		– 0	–	364,699
Forward Currency Exchange Contracts		– 0	–	5,404,908		– 0	–	5,404,908
Total Return Swaps		– 0	–	253,224		– 0	–	253,224
Liabilities
Credit Default Swaps		– 0	–	(1,732,346)		– 0	–	(1,732,346)
Centrally Cleared Credit Default Swaps		– 0	–	(75,502)		– 0	–	(75,502)
Centrally Cleared Interest Rate Swaps		– 0	–	(576,329)		– 0	–	(576,329)
Forward Currency Exchange Contracts		– 0	–	(2,054,989)		– 0	–	(2,054,989)

Total^		$46,919,049		$1,191,785,451		$205,764,169		$1,444,468,669

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade			Corporates - Investment Grade		Collateralized Mortgage Obligations		Bank Loans
Balance as of 3/31/14		$9,271,368		$742,459		$87,760,684		$62,922,237
Accrued discounts/(premiums)		(16,611)		(84)		581,741		221,871
Realized gain (loss)		(837,546)		– 0	–	1,166,226		(176,106)
Change in unrealized appreciation/depreciation		344,925		(114,949)		(2,713,248)		(3,481,951)
Purchases/Payups		4,645,183		– 0	–	13,018,613		8,235,180
Sales/Paydowns		(3,054,208)		– 0	–	(13,314,816)		(18,017,750)
Reclassification		– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3		525,466		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(1,416,000)		– 0	–	– 0	–	– 0	–

Balance as of 12/31/14		$9,462,577		$627,426		$86,499,200		$49,703,481

Net change in unrealized appreciation/depreciation from investments held as of 12/31/14		$(514,793)		$(114,949)		$(2,529,089)		$(3,249,825)

	Emerging Markets - Corporate Bonds			Commercial Mortgage-Backed Securities		Emerging Markets - Treasuries		Whole Loan Trusts
Balance as of 3/31/14		$1,574,225		$16,845,856		$9,397,127		$7,175,881
Accrued discounts/
(premiums)		– 0	–	65,671		(45,982)		(6,152)
Realized gain (loss)		– 0	–	6,064		(65,558)		4,735
Change in unrealized appreciation/depreciation		– 0	–	183,483		164,600		(385,747)
Purchases/Payups		– 0	–	4,785,142		– 0	–	8,061,618
Sales/Paydowns		(1,574,225)		(110,416)		(725,890)		(3,882,311)
Reclassification		– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 12/31/14	$	– 0	–	$21,775,800		$8,724,297		$10,968,024

Net change in unrealized appreciation/depreciation from investments held as of 12/31/14	$	– 0	–	$183,483		$164,600		$(385,747)

	Asset-Backed Securities		Common Stocks		Investments Companies			Warrants#
Balance as of 3/31/14	$10,151,825		$11,803,388		$	– 0	–	$	– 0	–
Accrued discounts/
(premiums)	136,445		– 0	–		– 0	–		–0	–
Realized gain (loss)	197,006		(798,703)			– 0	–		–0	–
Change in unrealized appreciation/depreciation	(191,974)		(612,069)			(148,493)			–0	–
Purchases/Payups	– 0	–	6,096,113			2,318,597			–0	–
Sales/Paydowns	(711,524)		(8,196,828)			– 0	–		–0	–
Reclassification	– 0	–	– 0	–		– 0	–		–0	–
Transfers into Level 3	– 0	–	– 0	–		– 0	–		–0	–
Transfers out of Level 3	– 0	–	(2,040,419)			– 0	–		–0	–

Balance as of 12/31/14	$9,581,778		$6,251,482			$2,170,104		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 12/31/14	$(191,974)		$(783,520)			$(148,493)		$	– 0	–

	Total
Balance as of 3/31/14	$217,645,050
Accrued discounts/(premiums)	936,899
Realized gain (loss)	(503,882)
Change in unrealized appreciation/depreciation	(6,955,423)
Purchases/Payups	47,160,446
Sales/Paydowns	(49,587,968)
Reclassification	– 0	–
Transfers into Level 3	525,466
Transfers out of Level 3	(3,456,419)

Balance as of 12/31/14	$205,764,169	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/14	$(7,570,307)

#	The Fund held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following represents information about significant observable inputs related to the Fund’s Level 3 investments at December 31, 2014. Securities priced by third party vendors or at cost, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2014			Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates - Non-Investment Grades	$	– 0	–	Qualitative Assessment		$0.00/N/A
Whole Loan Trusts		2,500,488		Projected Cashflow	Level Yield	12.64%/N/A
		1,237,265		Projected Cashflow	Internal Rate of Return	9.743%/N/A
		1,811,293		Market Approach	Underlying NAV of the Collateral	$99.99/N/A
Common Stocks		232,127		Market Approach	EBITDA Projection*	1,844bn RUB/N/A
Warrants		– 0	–	Qualitative Assessment		$0.00/ N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2015